Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
January 31, 2025
ZAP-NPRT3-0425
1.9881629.107
Common Stocks - 99.6%
	Shares	Value ($)
ARGENTINA - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Despegar.com Corp (b)	10,052	193,199
Materials - 0.3%
Chemicals - 0.3%
Arcadium Lithium PLC (b)	177,109	1,016,606
TOTAL ARGENTINA		1,209,805
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)(c)	8,808	90,899
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (c)	1,431	11,047
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	16,451	351,393
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	24,416	197,525
BERMUDA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	8,879	63,396
Financials - 0.1%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	7,247	265,892
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (b)	6,482	124,001
TOTAL FINANCIALS		389,893

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	4,688	22,643
TOTAL BERMUDA		475,932
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Pagseguro Digital Ltd Class A (b)	30,909	230,272
StoneCo Ltd Class A (b)	46,972	430,733

TOTAL BRAZIL		661,005
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd	16,146	657,950
CANADA - 0.6%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	15,449	113,241
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	29,727	98,396
Teekay Tankers Ltd Class A	3,935	164,956
		263,352
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	2,313	18,734
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	21,955	174,542
Fennec Pharmaceuticals Inc (United States) (b)	3,881	25,227
		199,769
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	4,256	101,591
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	16,223	96,364
Hut 8 Corp (United States) (b)(c)	13,250	287,393
		383,757
Materials - 0.1%
Metals & Mining - 0.1%
i-80 Gold Corp (United States) (b)	51,426	29,123
Novagold Resources Inc (United States) (b)	39,923	124,959
Ssr Mining Inc (United States) (b)	33,168	266,339
		420,421
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	16,463	84,290
Utilities - 0.3%
Gas Utilities - 0.3%
Brookfield Infrastructure Corp (United States)	19,626	818,797
TOTAL CANADA		2,403,952
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	26,950	110,495
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	9,460	131,967
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	76,650	243,747
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	659	6,333
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	9,409	111,873
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	3,926	83,702
INDIA - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
WNS Holdings Ltd ADR	7,024	430,220
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	6,902	81,927
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	7,042	100,208
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	2,788	185,346
TOTAL IRELAND		367,481
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	5,818	34,035
ISRAEL - 0.1%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	17,768	55,258
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	8,946	65,127
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	1,313	25,708
Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	5,044	138,005
TOTAL ISRAEL		284,098
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	2,499	31,863
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	2,441	12,400
TOTAL KOREA (SOUTH)		44,263
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)	2,770	39,029
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (United States) (c)	38,927	135,077
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	7,303	347,769
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	6,944	80,967
Safe Bulkers Inc	9,972	35,401
		116,368
TOTAL MONACO		464,137
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	11,356	410,633
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States) (c)	4,972	126,836
SFL Corp Ltd	21,406	225,833
		352,669
TOTAL ENERGY		763,302

Industrials - 0.0%
Electrical Equipment - 0.0%
Freyr Battery Inc (b)(c)	18,115	34,056
Marine Transportation - 0.0%
Golden Ocean Group Ltd	20,222	187,054
TOTAL INDUSTRIALS		221,110

TOTAL NORWAY		984,412
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	4,465	168,688
PUERTO RICO - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	4,702	29,058
Liberty Latin America Ltd Class C (b)	21,782	133,524
		162,582
Financials - 0.4%
Banks - 0.3%
First BanCorp/Puerto Rico	26,537	550,908
Ofg Bancorp	7,532	321,692
		872,600
Financial Services - 0.1%
EVERTEC Inc	10,536	342,104
TOTAL FINANCIALS		1,214,704

TOTAL PUERTO RICO		1,377,286
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	3,989	71,164
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(d)	7,037	2,318
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	8,662	384,160
TOTAL SINGAPORE		457,642
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	2,699	25,344
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	15,368	223,758
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	13,088	21,988
THAILAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	2,330	57,085
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	5,962	1,289,044
TOTAL THAILAND		1,346,129
UNITED KINGDOM - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	8,384	138,336
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)	8,023	15,083
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	4,447	62,925
TOTAL UNITED KINGDOM		216,344
UNITED STATES - 96.6%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	1,762	50,340
AST SpaceMobile Inc Class A (b)(c)	21,910	443,458
Atn International Inc	1,760	27,368
Bandwidth Inc Class A (b)	2,241	39,823
Cogent Communications Holdings Inc	7,233	544,934
Globalstar Inc (b)	119,323	182,564
IDT Corp Class B	2,521	118,941
Lumen Technologies Inc (b)	165,439	817,269
Shenandoah Telecommunications Co	8,132	87,826
		2,312,523
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)	57,008	177,295
Atlanta Braves Holdings Inc Class A (b)	1,411	60,235
Atlanta Braves Holdings Inc Class C (b)	8,433	326,779
Cinemark Holdings Inc (b)	18,019	515,885
Eventbrite Inc Class A (b)	13,024	41,286
Golden Matrix Group Inc (b)	3,617	6,239
IMAX Corp (b)	7,019	165,297
Lions Gate Entertainment Corp Class A (b)(c)	12,673	99,483
Lions Gate Entertainment Corp Class B (b)	17,196	120,716
LiveOne Inc (b)	12,091	17,532
Madison Square Garden Entertainment Corp Class A (b)	6,471	235,156
Marcus Corp/The	3,838	77,221
Playstudios Inc Class A (b)	15,379	26,913
Reservoir Media Inc (b)	3,342	27,772
Sphere Entertainment Co Class A (b)	4,447	207,230
Vivid Seats Inc Class A (b)(c)	12,882	55,393
		2,160,432
Interactive Media & Services - 0.6%
Bumble Inc Class A (b)	15,881	128,795
Cargurus Inc Class A (b)	14,137	554,171
Cars.com Inc (b)	10,769	192,980
EverQuote Inc Class A (b)	4,153	83,891
fuboTV Inc (b)	52,731	213,033
Getty Images Holdings Inc Class A (b)(c)	16,365	41,731
MediaAlpha Inc Class A (b)	4,900	55,811
Nextdoor Holdings Inc Class A (b)	27,831	72,917
Outbrain Inc (b)	6,321	37,989
QuinStreet Inc (b)	8,810	208,445
Shutterstock Inc	4,025	118,818
System1 Inc Class A (b)	3,469	2,269
TrueCar Inc (b)	14,121	48,576
Vimeo Inc Class A (b)	23,739	159,289
Yelp Inc Class A (b)	10,550	421,367
Ziff Davis Inc (b)	7,206	388,331
ZipRecruiter Inc Class A (b)	11,742	80,785
		2,809,198
Media - 0.8%
Advantage Solutions Inc Class A (b)	17,562	46,364
AMC Networks Inc Class A (b)	5,194	50,018
Boston Omaha Corp (b)	4,018	58,422
Cable One Inc	925	281,209
Cardlytics Inc (b)	6,865	21,007
Clear Channel Outdoor Holdings Inc (b)	57,603	78,340
EchoStar Corp Class A (b)	19,893	550,240
Emerald Holding Inc	2,395	10,777
Entravision Communications Corp Class A	10,047	21,601
EW Scripps Co/The Class A (b)	10,087	18,963
Gannett Co Inc (b)	23,159	104,679
Gray Media Inc	14,535	54,361
Ibotta Inc Class A (b)(c)	2,562	185,745
iHeartMedia Inc Class A (b)	17,078	37,913
Integral Ad Science Holding Corp (b)	11,972	125,826
John Wiley & Sons Inc Class A	6,497	265,922
Magnite Inc (b)	20,565	353,718
National CineMedia Inc (b)	11,420	75,258
PubMatic Inc Class A (b)	6,821	103,134
Scholastic Corp	3,849	74,709
Sinclair Inc Class A	5,267	77,162
Stagwell Inc Class A (b)	13,987	87,279
TechTarget Inc/old	4,362	74,285
TEGNA Inc	27,029	492,468
Thryv Holdings Inc (b)	6,186	108,317
Townsquare Media Inc Class A	2,375	21,090
WideOpenWest Inc (b)	7,969	34,028
		3,412,835
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)	10,623	89,658
Spok Holdings Inc	3,181	51,149
Telephone and Data Systems Inc	16,125	570,019
		710,826
TOTAL COMMUNICATION SERVICES		11,405,814

Consumer Discretionary - 9.5%
Automobile Components - 1.1%
Adient PLC (b)	14,277	248,848
American Axle & Manufacturing Holdings Inc (b)	18,908	98,889
Cooper-Standard Holdings Inc (b)	2,794	43,083
Dana Inc	21,336	340,096
Dorman Products Inc (b)	4,220	554,002
Fox Factory Holding Corp (b)	6,907	188,699
Gentherm Inc (b)	5,026	191,742
Goodyear Tire & Rubber Co/The (b)	46,602	413,360
Holley Inc Class A (b)	7,623	23,250
LCI Industries	4,065	425,971
Luminar Technologies Inc Class A (b)(c)	3,675	21,131
Modine Manufacturing Co (b)	8,435	855,731
Patrick Industries Inc	5,291	513,968
Phinia Inc	6,825	347,324
Solid Power Inc (b)(c)	25,216	35,050
Standard Motor Products Inc	3,458	107,267
Stoneridge Inc (b)	4,452	23,017
Visteon Corp (b)	4,478	376,421
XPEL Inc (b)(e)	4,126	173,003
		4,980,852
Automobiles - 0.1%
Livewire Group Inc (b)(c)	2,902	9,141
Winnebago Industries Inc	4,659	222,701
		231,842
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	4,217	16,404
Groupon Inc (b)(c)	3,760	39,367
Qurate Retail Inc Class B (b)	162	340
Savers Value Village Inc (b)	3,970	44,226
		100,337
Distributors - 0.0%
A-Mark Precious Metals Inc	2,959	83,355
Weyco Group Inc	982	35,097
		118,452
Diversified Consumer Services - 1.1%
Adtalem Global Education Inc (b)	6,129	656,600
American Public Education Inc (b)	2,625	58,196
Carriage Services Inc	2,220	90,909
Chegg Inc (b)	2,178	3,353
Coursera Inc (b)	22,643	174,578
European Wax Center Inc Class A (b)	5,583	37,685
Frontdoor Inc (b)	12,586	753,650
Graham Holdings Co Class B	522	484,844
KinderCare Learning Cos Inc (b)(c)	4,598	95,363
Laureate Education Inc (b)	21,308	398,886
Lincoln Educational Services Corp (b)	4,330	70,666
Mister Car Wash Inc (b)	15,660	125,593
Nerdy Inc Class A (b)	12,557	22,853
Perdoceo Education Corp	10,747	309,299
Strategic Education Inc	3,636	357,164
Stride Inc (b)	6,964	939,444
Udemy Inc (b)	15,075	112,761
Universal Technical Institute Inc (b)	6,468	177,417
		4,869,261
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment Inc Class A (b)	8,297	93,507
Bally's Corp (b)	3,711	67,466
Biglari Holdings Inc Class B (b)	116	26,913
BJ's Restaurants Inc (b)	3,104	112,334
Bloomin' Brands Inc	12,744	160,065
Brinker International Inc (b)	7,196	1,309,457
Cheesecake Factory Inc/The (c)	7,897	443,417
Cracker Barrel Old Country Store Inc	3,630	235,877
Dave & Buster's Entertainment Inc (b)	5,311	141,060
Denny's Corp (b)	8,227	52,077
Dine Brands Global Inc	2,551	77,499
El Pollo Loco Holdings Inc (b)	4,018	47,694
Empire Resorts Inc (b)(f)	126	0
Everi Holdings Inc (b)	13,023	177,634
First Watch Restaurant Group Inc (b)	4,984	104,564
Full House Resorts Inc (b)	5,538	29,739
Global Business Travel Group I Class A (b)	20,350	179,487
Golden Entertainment Inc	3,230	105,750
Hilton Grand Vacations Inc (b)	11,675	481,010
Inspired Entertainment Inc (b)	3,632	36,574
International Game Technology PLC	18,584	316,300
Jack in the Box Inc	3,195	125,212
Krispy Kreme Inc	14,070	127,615
Kura Sushi USA Inc Class A (b)(c)	978	78,240
Life Time Group Holdings Inc (b)	10,115	293,234
Lindblad Expeditions Holdings Inc (b)	5,859	74,526
Monarch Casino & Resort Inc	2,078	177,337
Nathan's Famous Inc	441	35,681
ONE Group Hospitality Inc/The (b)	3,595	13,481
Papa John's International Inc	5,462	216,131
PlayAGS Inc (b)	6,120	73,685
Portillo's Inc Class A (b)	8,877	123,479
Potbelly Corp (b)	4,477	55,560
Rci Hospitality Holdings Inc	1,374	76,312
Red Rock Resorts Inc Class A	8,008	392,792
Rush Street Interactive Inc Class A (b)	12,391	180,661
Sabre Corp (b)	62,561	209,579
Shake Shack Inc Class A (b)	6,218	734,533
Six Flags Entertainment Corp	15,147	667,831
Sweetgreen Inc Class A (b)	16,363	538,670
Target Hospitality Corp (b)	5,461	52,589
United Parks & Resorts Inc (b)	5,325	279,882
Vacasa Inc Class A (b)(c)	1,695	8,509
Xponential Fitness Inc Class A (b)	4,033	67,472
		8,801,435
Household Durables - 2.0%
Beazer Homes USA Inc (b)	4,758	105,437
Cavco Industries Inc (b)	1,349	686,155
Century Communities Inc	4,578	349,668
Champion Homes Inc (b)	8,760	808,811
Cricut Inc Class A	7,684	41,263
Dream Finders Homes Inc Class A (b)	4,595	106,007
Ethan Allen Interiors Inc	3,766	116,821
Flexsteel Industries Inc	773	38,132
Gopro Inc Class A (b)	20,623	20,048
Green Brick Partners Inc (b)	5,081	307,248
Hamilton Beach Brands Holding Co Class A	1,360	23,270
Helen of Troy Ltd (b)	3,732	230,563
Hooker Furnishings Corp	1,842	23,449
Hovnanian Enterprises Inc Class A (b)	815	107,898
Installed Building Products Inc	3,920	779,453
iRobot Corp (b)	4,895	37,643
KB Home	10,648	714,481
La-Z-Boy Inc	6,891	325,255
Landsea Homes Corp Class A (b)	3,058	25,381
Legacy Housing Corp (b)	1,759	45,118
LGI Homes Inc (b)	3,405	303,998
Lifetime Brands Inc	1,920	12,442
Lovesac Co/The (b)	2,332	59,606
M/I Homes Inc (b)	4,352	547,482
Meritage Homes Corp	11,762	915,907
Purple Innovation Inc Class A (b)	9,523	10,570
Sonos Inc (b)	19,750	272,353
Taylor Morrison Home Corp (b)	16,688	1,075,708
Traeger Inc (b)	5,848	14,269
Tri Pointe Homes Inc (b)	15,009	553,232
United Homes Group Inc Class A (b)(c)	783	3,248
Worthington Enterprises Inc	5,134	215,115
		8,876,031
Leisure Products - 0.3%
Acushnet Holdings Corp	4,619	301,713
AMMO Inc (b)	14,895	26,066
Clarus Corp	4,954	24,076
Escalade Inc	1,767	26,187
Funko Inc Class A (b)	5,067	70,938
JAKKS Pacific Inc (b)	1,333	40,097
Johnson Outdoors Inc Class A	808	26,179
Latham Group Inc (b)	6,520	47,596
Malibu Boats Inc Class A (b)	3,212	122,987
Marine Products Corp	1,492	14,010
MasterCraft Boat Holdings Inc (b)	2,627	47,838
Peloton Interactive Inc Class A (b)	57,607	446,455
Smith & Wesson Brands Inc	7,484	78,507
Solo Brands Inc Class A (b)	5,290	5,184
Sturm Ruger & Co Inc	2,701	96,156
Topgolf Callaway Brands Corp (b)	23,334	183,405
		1,557,394
Specialty Retail - 2.3%
1-800-Flowers.com Inc Class A (b)	4,126	33,132
Abercrombie & Fitch Co Class A (b)	8,222	981,542
Academy Sports & Outdoors Inc	11,281	590,109
aka Brands Holding Corp (b)	99	1,580
America's Car-Mart Inc/TX (b)	1,192	58,038
American Eagle Outfitters Inc	29,113	469,884
Arhaus Inc Class A	8,418	103,373
Arko Corp	13,110	92,688
Asbury Automotive Group Inc (b)	3,210	952,343
BARK Inc (b)	20,980	39,233
Beyond Inc (b)	7,579	62,830
Boot Barn Holdings Inc (b)	4,834	777,549
Buckle Inc/The	5,046	240,240
Build-A-Bear Workshop Inc	2,066	87,474
Caleres Inc	5,659	103,729
Camping World Holdings Inc Class A	9,188	212,151
Citi Trends Inc (b)	1,021	26,444
Designer Brands Inc Class A	6,772	34,063
Destination XL Group Inc (b)	8,688	23,631
EVgo Inc Class A (b)	16,810	58,331
Foot Locker Inc (b)	13,663	273,943
Genesco Inc (b)	1,737	72,346
Group 1 Automotive Inc	2,160	986,019
GrowGeneration Corp (b)	9,273	12,982
Haverty Furniture Cos Inc	2,488	55,806
J Jill Inc	1,001	27,347
Lands' End Inc (b)	2,316	28,834
Leslie's Inc (b)	29,394	59,376
MarineMax Inc (b)	3,540	107,474
Monro Inc	4,964	97,493
National Vision Holdings Inc (b)	12,800	145,920
ODP Corp/The (b)	5,381	121,611
OneWater Marine Inc Class A (b)	2,011	36,339
Petco Health & Wellness Co Inc Class A (b)	13,974	47,791
RealReal Inc/The (b)	16,364	156,113
Revolve Group Inc Class A (b)	6,268	197,943
RumbleON Inc Class B (b)(c)	2,850	12,398
Sally Beauty Holdings Inc (b)	16,890	183,594
Shoe Carnival Inc	2,952	79,881
Signet Jewelers Ltd	6,924	410,109
Sleep Number Corp (b)	3,553	63,528
Sonic Automotive Inc Class A	2,402	178,349
Stitch Fix Inc Class A (b)	16,737	78,831
ThredUp Inc Class A (b)	12,807	28,047
Tile Shop Holdings Inc (b)	4,397	33,153
Tilly's Inc Class A (b)	2,432	10,531
Torrid Holdings Inc (b)(c)	3,393	23,955
Upbound Group Inc	8,811	258,515
Urban Outfitters Inc (b)	10,358	574,040
Victoria's Secret & Co (b)	12,832	466,572
Warby Parker Inc Class A (b)	14,475	401,102
Winmark Corp	470	183,107
Zumiez Inc (b)	2,518	40,187
		10,401,600
Textiles, Apparel & Luxury Goods - 0.6%
Figs Inc Class A (b)	21,369	121,590
G-III Apparel Group Ltd (b)	6,389	199,465
Hanesbrands Inc (b)	57,674	468,313
Kontoor Brands Inc	8,997	826,374
Movado Group Inc	2,575	49,234
Oxford Industries Inc	2,436	204,283
Rocky Brands Inc	1,177	29,472
Steven Madden Ltd	11,895	488,290
Superior Group of Cos Inc	2,086	31,478
Vera Bradley Inc (b)	4,072	15,228
Wolverine World Wide Inc	12,955	289,285
		2,723,012
TOTAL CONSUMER DISCRETIONARY		42,660,216

Consumer Staples - 2.8%
Beverages - 0.3%
MGP Ingredients Inc	2,366	85,483
National Beverage Corp	3,818	160,547
Primo Brands Corp Class A	25,789	834,790
Vita Coco Co Inc/The (b)	6,409	239,953
		1,320,773
Consumer Staples Distribution & Retail - 1.0%
Andersons Inc/The	5,339	217,564
Chefs' Warehouse Inc/The (b)	5,707	307,379
Guardian Pharmacy Services Inc Class A (b)(c)	1,408	32,116
HF Foods Group Inc (b)	6,701	17,825
Ingles Markets Inc Class A	2,377	157,405
Natural Grocers by Vitamin Cottage Inc	1,523	66,311
PriceSmart Inc	4,087	371,794
SpartanNash Co	5,581	101,742
Sprouts Farmers Market Inc (b)	16,449	2,604,535
United Natural Foods Inc (b)	9,598	285,445
Village Super Market Inc Class A	1,407	47,993
Weis Markets Inc	2,677	180,858
		4,390,967
Food Products - 0.9%
Alico Inc	1,156	35,709
B&G Foods Inc	13,209	85,594
Beyond Meat Inc (b)(c)	9,907	39,232
BRC Inc Class A (b)	9,012	24,423
Cal-Maine Foods Inc	6,699	722,822
Calavo Growers Inc	2,783	63,703
Dole PLC	12,306	167,608
Fresh Del Monte Produce Inc	5,530	168,610
Hain Celestial Group Inc (b)	14,916	75,475
J & J Snack Foods Corp	2,493	342,114
John B Sanfilippo & Son Inc	1,468	106,195
Lancaster Colony Corp	3,200	539,968
Lifeway Foods Inc (b)	728	16,773
Limoneira Co	2,737	63,115
Mama's Creations Inc (b)	5,484	42,227
Mission Produce Inc (b)	7,086	84,253
Seneca Foods Corp Class A (b)	742	54,099
Simply Good Foods Co/The (b)	14,930	567,340
TreeHouse Foods Inc (b)	7,728	266,771
Utz Brands Inc Class A	10,954	146,345
Vital Farms Inc (b)	5,456	239,382
Westrock Coffee Co (b)(c)	5,602	38,990
WK Kellogg Co (c)	10,777	178,790
		4,069,538
Household Products - 0.3%
Central Garden & Pet Co (b)	2,536	92,539
Central Garden & Pet Co Class A	7,479	233,270
Energizer Holdings Inc	11,783	400,504
Oil-Dri Corp of America	1,615	67,862
WD-40 Co	2,238	525,818
		1,319,993
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	2,343	3,913
Edgewell Personal Care Co	8,236	274,259
Herbalife Ltd (b)	16,906	92,307
Honest Co Inc/The (b)	13,777	88,311
Interparfums Inc	3,039	428,560
Medifast Inc (b)	199	3,123
Nature's Sunshine Products Inc (b)	2,281	31,729
Nu Skin Enterprises Inc Class A	1,806	11,829
Olaplex Holdings Inc (b)	23,844	37,197
USANA Health Sciences Inc (b)	2,061	67,127
Veru Inc (b)	22,539	12,525
Waldencast plc Class A (b)	4,459	15,428
		1,066,308
Tobacco - 0.1%
Ispire Technology Inc (b)	3,118	14,872
Turning Point Brands Inc	2,786	177,580
Universal Corp/VA	3,991	212,002
		404,454
TOTAL CONSUMER STAPLES		12,572,033

Energy - 4.4%
Energy Equipment & Services - 1.9%
Archrock Inc	27,166	763,093
Atlas Energy Solutions Inc (c)	11,114	255,177
Bristow Group Inc (b)	3,933	131,244
Cactus Inc Class A	10,870	649,048
ChampionX Corp	31,120	891,277
Core Laboratories Inc	7,629	129,464
DMC Global Inc (b)	3,410	27,757
Drilling Tools International Corp (b)	1,777	5,651
Expro Group Holdings NV (b)	15,515	195,954
Forum Energy Technologies Inc (b)	1,949	35,316
Geospace Technologies Corp (b)	1,976	17,962
Helix Energy Solutions Group Inc (b)	23,410	187,748
Helmerich & Payne Inc	15,807	499,343
Innovex International Inc (b)	5,608	87,373
Kodiak Gas Services Inc	5,301	247,981
Liberty Energy Inc Class A	25,887	473,991
Mammoth Energy Services Inc (b)	3,731	11,156
Nabors Industries Ltd (b)	1,502	85,944
Natural Gas Services Group Inc (b)	1,710	44,751
Noble Corp PLC	22,616	724,843
NPK International Inc (b)	13,749	95,143
Oceaneering International Inc (b)	16,451	408,807
Oil States International Inc (b)	9,653	49,037
Patterson-UTI Energy Inc	63,726	514,269
ProFrac Holding Corp Class A (b)(c)	3,633	26,412
ProPetro Holding Corp (b)	14,137	125,537
Ranger Energy Services Inc Class A	2,480	40,647
RPC Inc	14,090	86,372
SEACOR Marine Holdings Inc (b)	3,836	26,008
Select Water Solutions Inc Class A	14,796	184,950
Solaris Energy Infrastructure Inc Class A	4,091	111,643
TETRA Technologies Inc (b)	20,616	85,556
Tidewater Inc (b)	7,979	439,723
Transocean Ltd (b)	119,234	467,397
Valaris Ltd (b)	10,088	483,619
		8,610,193
Oil, Gas & Consumable Fuels - 2.5%
Aemetis Inc (b)(c)	5,783	13,358
Amplify Energy Corp (b)	6,581	35,143
Berry Corp	13,038	56,846
California Resources Corp	11,258	553,894
Centrus Energy Corp Class A (b)	2,368	194,886
Chord Energy Corp warrants 9/1/2025 (b)	111	324
Clean Energy Fuels Corp (b)	27,987	92,637
CNX Resources Corp (b)	23,825	652,329
Comstock Resources Inc (b)	15,052	279,365
Core Natural Resources Inc	8,586	775,659
Crescent Energy Co Class A	26,529	399,527
CVR CHC LP	5,639	106,859
Delek US Holdings Inc	10,371	185,226
DHT Holdings Inc	22,221	251,542
Diversified Energy Co PLC (United States) (e)	7,713	122,945
Dorian LPG Ltd	5,963	143,351
Empire Petroleum Corp (b)	2,423	14,175
Energy Fuels Inc/Canada (United States) (b)(c)	30,757	163,320
Evolution Petroleum Corp	5,120	27,187
Excelerate Energy Inc Class A	2,738	81,784
FutureFuel Corp	4,242	23,161
Granite Ridge Resources Inc	8,521	52,745
Green Plains Inc (b)	10,530	94,033
Gulfport Energy Corp (b)	2,106	375,942
Hallador Energy Co (b)	4,070	43,671
HighPeak Energy Inc Class A (c)	2,303	31,390
International Seaways Inc	6,721	261,783
Kinetik Holdings Inc Class A	6,224	401,012
Magnolia Oil & Gas Corp Class A	28,204	668,435
Murphy Oil Corp	23,482	625,326
NACCO Industries Inc Class A	628	19,864
NextDecade Corp (b)	18,860	159,933
Nordic American Tankers Ltd	34,229	92,418
Northern Oil & Gas Inc	16,215	582,929
Par Pacific Holdings Inc (b)	8,929	149,293
PBF Energy Inc Class A	16,416	480,332
Peabody Energy Corp	20,717	376,014
PrimeEnergy Resources Corp (b)	113	24,623
REX American Resources Corp (b)	2,501	104,342
Riley Exploration Permian Inc	1,862	61,725
Ring Energy Inc (b)	24,837	32,288
Sable Offshore Corp (b)(c)	8,248	205,623
SandRidge Energy Inc	5,215	61,798
Sitio Royalties Corp Class A	13,245	266,754
SM Energy Co	18,685	709,283
Talos Energy Inc (b)	23,668	234,787
Ur-Energy Inc (United States) (b)	58,731	61,668
Uranium Energy Corp (b)	65,204	460,340
VAALCO Energy Inc	17,268	70,799
Verde Clean Fuels Inc Class A (b)	480	1,765
Vital Energy Inc (b)	4,678	149,228
Vitesse Energy Inc	4,087	105,772
W&T Offshore Inc	16,084	25,091
World Kinect Corp	9,287	262,543
		11,427,067
TOTAL ENERGY		20,037,260

Financials - 18.1%
Banks - 10.2%
1st Source Corp	2,961	185,714
ACNB Corp	1,400	57,540
Amalgamated Financial Corp	2,934	102,514
Amerant Bancorp Inc Class A	6,058	140,546
Ameris Bancorp	10,734	704,687
Ames National Corp	1,507	27,322
Arrow Financial Corp	2,745	73,044
Associated Banc-Corp	26,454	665,054
Atlantic Union Bankshares Corp	14,692	554,917
Axos Financial Inc (b)	8,928	624,335
Banc of California Inc	22,791	365,112
BancFirst Corp	3,244	386,296
Bancorp Inc/The (b)	7,677	468,758
Bank First Corp	1,557	157,537
Bank of Hawaii Corp	6,427	478,876
Bank of Marin Bancorp	2,585	65,323
Bank7 Corp	656	28,182
BankUnited Inc	12,206	501,789
Bankwell Financial Group Inc	1,105	34,454
Banner Corp	5,605	396,105
Bar Harbor Bankshares	2,482	78,630
BayCom Corp	1,641	45,932
BCB Bancorp Inc	2,395	25,938
Berkshire Hills Bancorp Inc	7,037	206,958
Blue Foundry Bancorp (b)	3,050	29,738
Bridgewater Bancshares Inc (b)	3,059	43,193
Brookline Bancorp Inc	14,544	177,873
Burke & Herbert Financial Services Corp	2,218	142,640
Business First Bancshares Inc	3,952	106,664
Byline Bancorp Inc	4,996	146,583
Cadence Bank	29,780	1,048,256
California BanCorp (b)	3,793	62,964
Camden National Corp	2,389	108,365
Capital Bancorp Inc	1,434	44,483
Capital City Bank Group Inc	2,260	83,371
Capitol Federal Financial Inc	20,527	122,136
Carter Bankshares Inc (b)	3,664	64,560
Cathay General Bancorp	11,378	540,341
Central Pacific Financial Corp	4,393	131,307
Chemung Financial Corp	509	25,730
ChoiceOne Financial Services Inc	1,352	45,306
Citizens & Northern Corp	2,469	52,664
Citizens Financial Services Inc	757	46,359
City Holding Co	2,363	279,141
Civista Bancshares Inc	2,532	55,856
CNB Financial Corp/PA	3,352	84,806
Coastal Financial Corp/WA Class A (b)	1,839	164,002
Colony Bankcorp Inc	2,579	43,456
Columbia Financial Inc (b)	4,575	67,664
Community Financial System Inc	8,551	560,347
Community Trust Bancorp Inc	2,512	134,417
Community West Bancshares	2,751	53,617
Connectone Bancorp Inc	5,981	151,559
CrossFirst Bankshares Inc (b)	7,374	119,754
Customers Bancorp Inc (b)	4,837	275,612
CVB Financial Corp	21,692	452,061
Dime Community Bancshares Inc	5,820	181,759
Eagle Bancorp Inc	4,916	128,848
Eastern Bankshares Inc	31,420	576,871
Enterprise Bancorp Inc/MA	1,602	67,813
Enterprise Financial Services Corp	6,030	360,835
Equity Bancshares Inc Class A	2,316	100,978
Esquire Financial Holdings Inc	1,154	103,133
ESSA Bancorp Inc	1,338	27,978
Farmers & Merchants Bancorp Inc/Archbold OH	2,143	58,225
Farmers National Banc Corp	6,096	83,881
FB Financial Corp	5,765	304,450
Fidelity D&D Bancorp Inc	803	35,974
Financial Institutions Inc	2,490	65,661
First Bancorp Inc/The	1,793	46,331
First Bancorp/Southern Pines NC	6,550	289,052
First Bancshares Inc/The	4,957	190,101
First Bank/Hamilton NJ	3,403	51,760
First Busey Corp	8,803	213,737
First Business Financial Services Inc	1,280	66,125
First Commonwealth Financial Corp	16,549	276,037
First Community Bankshares Inc	2,744	119,007
First Financial Bancorp	15,462	433,245
First Financial Bankshares Inc	21,247	791,663
First Financial Corp/IN	1,881	90,645
First Financial Northwest Inc	1,071	22,641
First Foundation Inc	10,542	54,291
First Interstate BancSystem Inc Class A	13,067	430,558
First Interstate Bank of Calif	1,323	43,090
First Merchants Corp	9,523	423,202
First Mid Bancshares Inc	3,709	140,682
First of Long Island Corp/The	3,634	47,242
First Western Financial Inc (b)	1,282	27,050
Five Star Bancorp	2,645	80,434
Flagstar Financial Inc	41,492	490,850
Flushing Financial Corp	4,615	64,379
FS Bancorp Inc	1,094	44,241
Fulton Financial Corp	29,715	604,403
FVCBankcorp Inc (b)	2,856	34,472
German American Bancorp Inc	4,603	190,242
Glacier Bancorp Inc	18,617	924,706
Great Southern Bancorp Inc	1,415	83,188
Greene County Bancorp Inc	1,092	28,938
Guaranty Bancshares Inc/TX	1,337	54,964
Hancock Whitney Corp	14,185	847,412
Hanmi Financial Corp	4,971	119,403
Harborone Northeast Bancorp Inc	6,144	66,785
HBT Financial Inc	2,038	49,564
Heartland Financial USA Inc	6,904	446,482
Heritage Commerce Corp	9,874	95,679
Heritage Financial Corp Wash	5,552	142,686
Hilltop Holdings Inc	7,583	228,855
Hingham Institution For Savings The (c)	254	64,834
Home Bancorp Inc	1,148	57,630
Home BancShares Inc/AR	30,410	918,078
HomeStreet Inc (b)	2,994	30,150
HomeTrust Bancshares Inc	2,331	85,711
Hope Bancorp Inc	18,967	221,155
Horizon Bancorp Inc/IN	7,136	119,813
Independent Bank Corp	6,957	467,232
Independent Bank Corp/MI	3,258	118,591
International Bancshares Corp	8,823	581,347
Investar Holding Corp	1,434	27,346
John Marshall Bancorp Inc	2,087	39,465
Kearny Financial Corp/MD	9,078	62,638
Lakeland Financial Corp	4,090	278,284
LCNB Corp	2,065	31,925
LINKBANCORP Inc	3,717	26,279
Live Oak Bancshares Inc	5,677	201,477
Mercantile Bank Corp	2,601	126,955
Metrocity Bankshares Inc	2,962	91,407
Metropolitan Bank Holding Corp (b)	1,735	111,266
Mid Penn Bancorp Inc	2,443	73,583
Middlefield Banc Corp	1,167	30,237
Midland States Bancorp Inc	3,410	65,677
MidWestOne Financial Group Inc	3,023	95,617
MVB Financial Corp	2,043	39,859
National Bank Holdings Corp Class A	6,032	260,160
National Bankshares Inc VA	986	28,979
NB Bancorp Inc (b)	6,287	120,459
Nbt Bancorp Inc	7,505	357,463
Nicolet Bankshares Inc	2,181	244,556
Northeast Bank	1,141	115,469
Northeast Community Bancorp Inc	2,048	50,790
Northfield Bancorp Inc	6,276	73,241
Northrim BanCorp Inc	886	75,425
Northwest Bancshares Inc	21,041	277,952
Norwood Financial Corp	1,200	31,944
Oak Valley Bancorp	1,128	29,181
OceanFirst Financial Corp	9,427	169,309
Old National Bancorp/IN	51,409	1,226,105
Old Second Bancorp Inc	7,076	132,958
Orange County Bancorp Inc	1,678	43,410
Origin Bancorp Inc	4,769	180,840
Orrstown Financial Services Inc	3,005	109,202
Pacific Premier Bancorp Inc	15,754	408,029
Park National Corp	2,353	399,328
Parke Bancorp Inc	1,649	33,376
Pathward Financial Inc	4,099	326,813
PCB Bancorp	1,722	33,217
Peapack-Gladstone Financial Corp	2,749	87,006
Peoples Bancorp Inc/OH	5,701	186,138
Peoples Bancorp of North Carolina Inc	706	20,113
Peoples Financial Services Corp	1,533	78,904
Pioneer Bancorp Inc/NY (b)	1,813	20,994
Plumas Bancorp	895	40,812
Ponce Financial Group Inc (b)	2,969	39,399
Preferred Bank/Los Angeles CA	2,030	185,461
Premier Financial Corp	5,807	161,609
Primis Financial Corp	3,385	37,540
Princeton Bancorp Inc	870	26,552
Provident Bancorp Inc (b)	2,513	29,427
Provident Financial Services Inc	20,607	382,672
QCR Holdings Inc	2,619	203,653
RBB Bancorp	2,687	50,542
Red River Bancshares Inc	763	42,575
Renasant Corp	10,238	398,053
Republic Bancorp Inc/KY Class A	1,360	89,012
S&T Bancorp Inc	6,256	246,737
Sandy Spring Bancorp Inc	7,180	242,899
Seacoast Banking Corp of Florida	13,807	392,809
ServisFirst Bancshares Inc	8,289	751,564
Shore Bancshares Inc	4,992	81,619
Sierra Bancorp	2,131	64,228
Simmons First National Corp Class A	20,259	460,284
SmartFinancial Inc	2,555	90,089
South Plains Financial Inc	1,880	67,548
Southern First Bancshares Inc (b)	1,212	44,602
Southern Missouri Bancorp Inc	1,542	91,256
Southern States Bancshares Inc	1,369	45,013
Southside Bancshares Inc	4,738	148,915
SouthState Corp	15,988	1,688,173
Stellar Bancorp Inc	8,034	228,166
Sterling Bancorp Inc/MI (b)	3,151	14,840
Stock Yards Bancorp Inc	4,180	308,108
Texas Capital Bancshares Inc (b)	7,567	597,415
Third Coast Bancshares Inc (b)	1,856	66,909
Timberland Bancorp Inc/WA	1,211	36,354
Tompkins Financial Corp	2,094	146,727
Towne Bank/Portsmouth VA	11,452	409,638
TriCo Bancshares	5,225	229,221
Triumph Financial Inc (b)	3,607	277,955
TrustCo Bank Corp NY	3,061	98,442
Trustmark Corp	9,893	370,988
UMB Financial Corp	7,321	863,146
United Bankshares Inc/WV	21,628	832,678
United Community Banks Inc/GA	19,591	649,833
Unity Bancorp Inc	1,181	57,101
Univest Financial Corp	4,710	143,137
USCB Financial Holdings Inc	1,642	31,165
Valley National Bancorp	76,709	788,569
Veritex Holdings Inc	8,596	230,373
Virginia National Bankshares Corp	756	27,564
WaFd Inc	10,943	324,788
Washington Trust Bancorp Inc	2,844	93,198
WesBanco Inc	9,426	330,287
West BanCorp Inc	2,595	56,908
Westamerica BanCorp	4,208	217,806
WSFS Financial Corp	9,635	539,560
		45,452,772
Capital Markets - 1.8%
Acadian Asset Management Inc	4,402	109,698
AlTi Global Inc Class A (b)	5,698	22,165
Artisan Partners Asset Management Inc Class A	10,384	464,061
B Riley Financial Inc (c)	3,331	15,339
BGC Group Inc Class A	59,608	568,660
Cohen & Steers Inc	4,504	399,190
Diamond Hill Investment Group Inc	446	66,918
DigitalBridge Group Inc Class A	26,062	285,900
Donnelley Financial Solutions Inc (b)	4,208	279,285
Forge Global Holdings Inc Class A (b)	19,423	14,956
GCM Grosvenor Inc Class A	6,898	93,261
Hamilton Lane Inc Class A	6,283	1,000,129
MarketWise Inc Class A	8,937	4,961
Moelis & Co Class A	11,560	905,032
Open Lending Corp (b)	10,646	64,408
P10 Inc Class A	6,624	90,484
Perella Weinberg Partners Class A	8,444	218,024
Piper Sandler Cos	2,831	897,823
PJT Partners Inc Class A	3,802	627,216
Silvercrest Asset Management Group Inc Class A	1,650	30,525
StepStone Group Inc Class A	10,722	687,066
StoneX Group Inc (b)	4,497	492,511
Value Line Inc	128	5,030
Victory Capital Holdings Inc Class A	6,725	445,061
Virtus Invt Partners Inc	1,110	221,445
WisdomTree Inc	22,866	223,858
		8,233,006
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	896	53,285
Bread Financial Holdings Inc	8,121	514,303
Consumer Portfolio Services Inc (b)	1,272	15,085
Dave Inc Class A (b)	1,314	125,907
Encore Capital Group Inc (b)	3,805	188,348
Enova International Inc (b)	4,141	465,117
FirstCash Holdings Inc	6,293	686,881
Green Dot Corp Class A (b)	8,904	78,978
LendingClub Corp (b)	18,093	244,075
Lendingtree Inc (b)	1,653	74,269
Medallion Financial Corp	3,056	27,351
Moneylion Inc Class A (b)	1,412	122,816
Navient Corp	12,634	172,707
Nelnet Inc Class A	2,287	251,959
NerdWallet Inc Class A (b)	5,797	82,781
OppFi Inc Class A (c)	3,158	43,296
PRA Group Inc (b)	6,372	140,885
PROG Holdings Inc	6,665	284,929
Regional Management Corp	1,377	49,283
Upstart Holdings Inc (b)	12,839	831,261
World Acceptance Corp (b)	560	79,050
		4,532,566
Financial Services - 2.4%
Acacia Research Corp (b)	6,158	26,848
Alerus Financial Corp	3,715	78,535
AvidXchange Holdings Inc (b)	28,440	301,464
Burford Capital Ltd (United States)	32,766	460,035
Cannae Holdings Inc	9,193	181,654
Cantaloupe Inc (b)	9,654	78,584
Cass Information Systems Inc	2,248	92,595
Compass Diversified Holdings	10,942	232,518
Enact Holdings Inc	4,632	156,469
Essent Group Ltd	17,065	994,036
Federal Agricultural Mortgage Corp Class C	1,490	294,692
Flywire Corp (b)	19,811	382,947
HA Sustainable Infrastructure Capital Inc	18,954	530,902
I3 Verticals Inc Class A (b)	3,820	95,080
International Money Express Inc (b)	5,232	98,937
Jackson Financial Inc	12,248	1,154,252
Marqeta Inc Class A (b)	77,775	299,434
Merchants Bancorp/IN	2,968	124,448
Mr Cooper Group Inc (b)	10,293	1,068,516
NCR Atleos Corp (b)	11,775	375,152
NewtekOne Inc	4,159	55,232
NMI Holdings Inc (b)	12,808	494,645
Onity Group Inc (b)	1,027	37,095
Payoneer Global Inc (b)	47,385	502,281
Paysafe Ltd (b)	5,297	102,762
Paysign Inc (b)	5,368	14,278
PennyMac Financial Services Inc	4,361	456,553
Priority Technology Holdings Inc (b)	2,965	28,167
Radian Group Inc	24,802	843,764
Remitly Global Inc (b)	24,431	574,129
Repay Holdings Corp Class A (b)	14,276	106,642
Sezzle Inc (b)	383	89,626
SWK Holdings Corp (b)	444	7,214
Velocity Financial Inc (b)	1,307	24,231
Walker & Dunlop Inc	5,265	505,809
Waterstone Financial Inc	2,664	36,603
		10,906,129
Insurance - 1.8%
Ambac Financial Group Inc (b)	7,433	86,446
American Coastal Insurance Corp	4,001	48,772
Amerisafe Inc	3,108	155,462
Baldwin Insurance Group Inc/The Class A (b)	10,905	446,560
Bowhead Specialty Holdings Inc	1,926	62,268
CNO Financial Group Inc	17,150	684,971
Crawford & Co Class A	2,513	30,181
Donegal Group Inc Class A	2,575	38,187
Employers Holdings Inc	4,015	197,377
Enstar Group Ltd (b)	2,057	672,618
F&G Annuities & Life Inc	2,992	137,363
Genworth Financial Inc Class A (b)	69,926	505,565
GoHealth Inc Class A (b)	742	12,095
Goosehead Insurance Inc Class A	3,678	394,171
Greenlight Capital Re Ltd Class A (b)	4,385	59,198
HCI Group Inc	1,362	166,069
Heritage Insurance Holdings Inc (b)	3,699	40,726
Hippo Holdings Inc (b)	3,319	92,932
Horace Mann Educators Corp	6,725	259,787
Investors Title Co	234	52,732
James River Group Holdings Ltd	6,166	29,473
Lemonade Inc (b)	8,550	284,202
Maiden Holdings Ltd (b)	14,007	14,147
MBIA Inc (b)	7,197	51,171
Mercury General Corp	4,387	218,648
NI Holdings Inc (b)	1,191	17,984
Oscar Health Inc Class A (b)	32,593	541,044
Palomar Hldgs Inc (b)	4,203	453,378
ProAssurance Corp (b)	8,316	124,407
Root Inc/OH Class A (b)	1,414	137,865
Safety Insurance Group Inc	2,402	189,782
Selective Insurance Group Inc	9,940	836,252
Selectquote Inc (b)	22,242	95,863
Skyward Specialty Insurance Group Inc (b)	6,091	269,709
Stewart Information Services Corp	4,435	289,118
Tiptree Inc Class A	4,132	82,805
Trupanion Inc (b)	5,397	256,034
United Fire Group Inc	3,441	85,371
Universal Insurance Holdings Inc	3,969	76,760
		8,197,493
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust Inc	4,740	32,564
Angel Oak Mortgage REIT Inc	2,157	22,044
Apollo Commercial Real Estate Finance Inc	23,066	204,365
Arbor Realty Trust Inc (c)	30,311	405,864
Ares Commercial Real Estate Corp	9,134	51,698
ARMOUR Residential REIT Inc (c)	9,501	178,809
Blackstone Mortgage Trust Inc Class A (c)	28,551	513,918
Brightspire Capital Inc Class A	21,381	120,375
Chimera Investment Corp	13,165	196,027
Claros Mortgage Trust Inc	14,719	48,573
Dynex Capital Inc	13,079	173,558
Ellington Financial Inc	13,889	174,446
Franklin BSP Realty Trust Inc	13,678	174,121
Granite Point Mortgage Trust Inc	8,896	25,265
Invesco Mortgage Capital Inc	9,699	82,054
Kkr Real Estate Finance Trust Inc	9,653	96,337
Ladder Capital Corp Class A	18,586	208,349
MFA Financial Inc	17,315	181,808
New York Mortgage Trust Inc	15,500	93,465
Nexpoint Real Estate Finance Inc	1,347	20,756
Orchid Island Capital Inc (c)	13,222	110,404
Pennymac Mortgage Investment Trust	14,372	195,459
Ready Capital Corp	27,055	179,916
Redwood Trust Inc	21,773	142,613
Seven Hills Realty Trust	2,267	29,698
Sunrise Realty Trust Inc	977	11,723
TPG RE Finance Trust Inc	9,921	83,436
Two Harbors Investment Corp	17,225	219,619
		3,977,264
TOTAL FINANCIALS		81,299,230

Health Care - 16.6%
Biotechnology - 8.2%
2seventy bio Inc (b)	7,773	20,676
4D Molecular Therapeutics Inc (b)	8,262	46,267
89bio Inc (b)	13,716	131,674
Absci Corp (b)(c)	13,011	48,271
ACADIA Pharmaceuticals Inc (b)	19,610	365,923
ACELYRIN Inc (b)	11,785	23,216
Achieve Life Sciences Inc (b)	5,692	18,613
Acrivon Therapeutics Inc (b)	1,811	10,993
Actinium Pharmaceuticals Inc (b)	5,424	6,292
Acumen Pharmaceuticals Inc (b)	7,280	10,920
ADMA Biologics Inc (b)	36,774	593,900
Adverum Biotechnologies Inc (b)	3,523	14,867
Aerovate Therapeutics Inc (b)	2,537	6,647
Agenus Inc (b)	3,786	14,387
Agios Pharmaceuticals Inc (b)	9,246	317,970
Akebia Therapeutics Inc (b)	34,102	76,388
Akero Therapeutics Inc (b)	11,081	599,260
Aldeyra Therapeutics Inc (b)	8,045	42,156
Alector Inc (b)	13,915	23,099
Alkermes PLC (b)	26,302	829,302
Allogene Therapeutics Inc (b)	10,709	19,276
Altimmune Inc (b)(c)	11,674	77,515
ALX Oncology Holdings Inc (b)	5,464	7,977
Amicus Therapeutics Inc (b)	47,975	459,601
AnaptysBio Inc (b)	3,526	63,221
Anavex Life Sciences Corp (b)(c)	12,295	113,975
Anika Therapeutics Inc (b)	2,101	35,843
Annexon Inc (b)	16,195	62,189
Apogee Therapeutics Inc (b)	6,220	257,259
Applied Therapeutics Inc (b)	16,732	9,813
Arbutus Biopharma Corp (b)	23,807	79,277
Arcellx Inc (b)	7,048	480,180
Arcturus Therapeutics Holdings Inc (b)	3,746	63,570
Arcus Biosciences Inc (b)	8,916	115,016
Arcutis Biotherapeutics Inc (b)	17,584	232,812
Ardelyx Inc (b)	38,440	206,038
ArriVent Biopharma Inc (c)	4,601	131,313
Arrowhead Pharmaceuticals Inc (b)	19,531	388,276
ARS Pharmaceuticals Inc (b)(c)	8,083	105,241
Astria Therapeutics Inc (b)	7,508	59,013
Atossa Therapeutics Inc (b)	20,280	17,074
Aura Biosciences Inc (b)	7,644	60,005
Avid Bioservices Inc (b)	10,140	126,547
Avidity Biosciences Inc (b)	18,130	597,021
Avita Medical Inc (b)	4,145	37,720
Beam Therapeutics Inc (b)	12,520	324,518
Bicara Therapeutics Inc (c)	3,240	40,889
BioCryst Pharmaceuticals Inc (b)	33,751	266,633
Biohaven Ltd (b)	14,047	537,298
Biomea Fusion Inc (b)(c)	4,695	19,625
Black Diamond Therapeutics Inc (b)	6,918	18,125
Bluebird Bio Inc (b)(c)	1,718	13,315
Blueprint Medicines Corp (b)	10,387	1,168,849
Boundless Bio Inc (b)	2,916	6,678
Bridgebio Pharma Inc (b)	22,977	786,043
C4 Therapeutics Inc (b)	10,173	35,300
Cabaletta Bio Inc (b)	7,523	17,980
CAMP4 Therapeutics Corp (c)	1,079	5,190
Candel Therapeutics Inc (b)	3,466	24,505
Capricor Therapeutics Inc (b)(c)	6,045	90,917
Cardiff Oncology Inc (b)	6,565	26,457
CareDx Inc (b)	8,258	192,411
Cargo Therapeutics Inc (b)(c)	5,648	20,333
Caribou Biosciences Inc (b)	13,271	18,978
Cartesian Therapeutics Inc (b)	1,681	32,460
Cartesian Therapeutics Inc rights (b)(f)	15,874	6,826
Catalyst Pharmaceuticals Inc (b)	18,254	411,810
Celcuity Inc (b)	5,362	64,076
Celldex Therapeutics Inc (b)	10,564	258,712
Century Therapeutics Inc (b)	7,759	6,368
CervoMed Inc (b)	852	1,925
CG oncology Inc	7,759	233,313
Chinook Therapeutics Inc rights (b)(f)	702	0
Cibus Inc Class A (b)	3,087	7,687
Climb Bio Inc (b)(c)	4,799	9,118
Cogent Biosciences Inc (b)	15,073	140,330
Coherus Biosciences Inc (b)	18,033	21,279
Compass Therapeutics Inc (b)	17,102	55,068
Corbus Pharmaceuticals Holdings Inc (b)	1,916	18,758
Crinetics Pharmaceuticals Inc (b)	14,338	577,821
Cullinan Therapeutics Inc (b)	8,492	89,676
Cytokinetics Inc (b)	18,665	923,171
Day One Biopharmaceuticals Inc (b)	8,509	105,256
Denali Therapeutics Inc (b)	20,318	473,409
Design Therapeutics Inc (b)	5,072	24,599
Dianthus Therapeutics Inc (b)(c)	3,919	86,806
Disc Medicine Inc (b)	3,213	179,285
Dynavax Technologies Corp (b)	21,455	279,988
Dyne Therapeutics Inc (b)	13,437	191,074
Editas Medicine Inc (b)	14,393	18,855
Elevation Oncology Inc (b)	9,608	6,660
Entrada Therapeutics Inc (b)	3,963	53,263
Erasca Inc (b)	30,163	57,008
Fate Therapeutics Inc (b)	17,288	22,474
Fibrobiologics Inc (c)	4,459	7,179
Foghorn Therapeutics Inc (b)	4,094	17,154
Galectin Therapeutics Inc (b)	3,782	4,728
Generation Bio CO (b)	8,107	6,292
Geron Corp (b)	96,768	277,724
Greenwich Lifesciences Inc (b)(c)	951	12,306
Gyre Therapeutics Inc (b)(c)	1,182	13,605
Halozyme Therapeutics Inc (b)	20,373	1,153,927
Heron Therapeutics Inc (b)(c)	19,682	33,459
HilleVax Inc (b)	5,033	9,915
Humacyte Inc Class A (b)(c)	14,366	65,796
Ideaya Biosciences Inc (b)	13,781	335,567
IGM Biosciences Inc (b)	2,602	3,929
ImmunityBio Inc (b)(c)	23,516	81,130
Immunome Inc (b)	8,461	93,325
Immunovant Inc (b)	9,510	206,747
Inhibrx Biosciences Inc	1,920	26,074
Inmune Bio Inc (b)(c)	2,361	23,988
Inovio Pharmaceuticals Inc (b)	4,639	9,696
Inozyme Pharma Inc (b)(c)	8,418	12,122
Insmed Inc (b)	28,154	2,156,033
Intellia Therapeutics Inc (b)	16,674	172,076
Invivyd Inc (b)	14,694	5,256
Iovance Biotherapeutics Inc (b)	45,041	263,490
Ironwood Pharmaceuticals Inc Class A (b)	23,223	54,342
iTeos Therapeutics Inc (b)	4,412	33,266
Janux Therapeutics Inc (b)	4,583	199,269
Jasper Therapeutics Inc Class A (b)	1,827	11,072
KalVista Pharmaceuticals Inc (b)	5,584	49,753
Keros Therapeutics Inc (b)	5,083	57,946
Kiniksa Pharmaceuticals International Plc Class A (b)	6,291	123,304
Kodiak Sciences Inc (b)	5,246	33,574
Korro Bio Inc (b)	1,021	34,837
Krystal Biotech Inc (b)	4,055	647,746
Kura Oncology Inc (b)	12,027	95,134
Kymera Therapeutics Inc (b)	7,689	304,408
Kyverna Therapeutics Inc	4,253	13,780
Larimar Therapeutics Inc (b)	6,780	26,035
LENZ Therapeutics Inc	2,034	51,928
Lexeo Therapeutics Inc (b)	3,908	21,220
Lexicon Pharmaceuticals Inc (b)(c)	18,492	13,984
Lineage Cell Therapeutics Inc (b)	23,947	14,385
Lyell Immunopharma Inc (b)	27,324	16,129
MacroGenics Inc (b)	10,148	30,444
Madrigal Pharmaceuticals Inc (b)	2,938	983,642
MannKind Corp (b)	43,912	254,250
MeiraGTx Holdings plc (b)	7,597	47,785
Mersana Therapeutics Inc (b)	18,300	11,143
Metagenomi Inc (c)	4,569	12,291
MiMedx Group Inc (b)	19,351	168,354
Mineralys Therapeutics Inc (b)	4,613	47,514
Mirum Pharmaceuticals Inc (b)	6,490	317,231
Monte Rosa Therapeutics Inc (b)	6,822	45,435
Myriad Genetics Inc (b)	14,643	185,527
Neurogene Inc (b)	1,660	26,311
Nkarta Inc (b)	9,151	21,413
Novavax Inc (b)(c)	25,144	218,501
Nurix Therapeutics Inc (b)	11,479	226,251
Nuvalent Inc Class A (b)	5,740	492,549
Ocugen Inc (b)(c)	46,232	33,629
Olema Pharmaceuticals Inc (b)	6,854	41,878
OmniAb Operations Inc (b)(f)	613	1,318
OmniAb Operations Inc (b)(f)	613	1,171
Oncternal Therapeutics Inc rights (b)(f)	19	0
Organogenesis Holdings Inc Class A (b)	11,972	44,057
ORIC Pharmaceuticals Inc (b)	10,117	105,419
Outlook Therapeutics Inc (b)(c)	2,386	4,915
Ovid therapeutics Inc (b)	9,384	6,225
PepGen Inc (b)	2,427	3,131
Perspective Therapeutics Inc (b)	9,131	32,415
Praxis Precision Medicines Inc (b)	2,823	216,101
Precigen Inc (b)	21,846	29,492
Prelude Therapeutics Inc (b)(c)	2,073	2,279
Prime Medicine Inc (b)(c)	9,375	26,250
ProKidney Corp Class A (b)(c)	18,399	30,358
Protagonist Therapeutics Inc (b)	9,546	360,839
PTC Therapeutics Inc (b)	12,432	570,380
Puma Biotechnology Inc (b)	6,845	19,782
Pyxis Oncology Inc (b)	7,825	12,285
Q32 Bio Inc (b)	1,251	3,791
RAPT Therapeutics Inc (b)	4,776	5,445
Recursion Pharmaceuticals Inc Class A (b)(c)	40,775	295,211
REGENXBIO Inc (b)	7,676	61,945
Regulus Therapeutics Inc (b)(c)	10,492	10,492
Relay Therapeutics Inc (b)	20,171	90,164
Renovaro Inc (b)(c)	18,263	13,697
Replimune Group Inc (b)	9,958	139,213
Revolution Medicines Inc (b)	27,344	1,174,425
Rhythm Pharmaceuticals Inc (b)	8,952	532,017
Rigel Pharmaceuticals Inc (b)	2,827	61,205
Rocket Pharmaceuticals Inc (b)	10,817	116,175
Sage Therapeutics Inc (b)	9,052	65,627
Sana Biotechnology Inc (b)(c)	21,889	70,483
Savara Inc (b)	19,156	51,721
Scholar Rock Holding Corp (b)	12,667	511,493
Sera Prognostics Inc Class A (b)	4,812	31,134
Shattuck Labs Inc (b)	6,942	8,053
Skye Bioscience Inc (b)(c)	3,417	10,969
Soleno Therapeutics Inc (b)	4,197	210,815
Solid Biosciences Inc (b)	3,958	12,586
SpringWorks Therapeutics Inc (b)	11,251	421,913
Spyre Therapeutics Inc (b)	5,693	130,882
Stoke Therapeutics Inc (b)	5,859	67,261
Summit Therapeutics Inc (b)(c)	15,026	323,059
Sutro Biopharma Inc (b)	13,182	25,309
Syndax Pharmaceuticals Inc (b)	13,491	191,167
Tango Therapeutics Inc (b)	7,922	23,608
Taysha Gene Therapies Inc (b)	28,503	42,755
Tenaya Therapeutics Inc (b)(c)	8,938	9,474
Tevogen Bio Holdings Inc Class A (b)(c)	3,645	5,431
TG Therapeutics Inc (b)	22,823	723,489
Tourmaline Bio Inc (b)	3,828	61,478
Travere Therapeutics Inc (b)	12,344	252,558
TScan Therapeutics Inc (b)	6,378	16,391
Twist Bioscience Corp (b)	9,528	498,981
Tyra Biosciences Inc (b)	3,371	48,745
Upstream Bio Inc (c)	2,806	30,221
UroGen Pharma Ltd (b)(c)	6,364	70,068
Vanda Pharmaceuticals Inc (b)	9,093	40,100
Vaxcyte Inc (b)	20,293	1,792,278
Vera Therapeutics Inc Class A (b)	7,274	271,175
Veracyte Inc (b)	12,551	570,819
Verastem Inc (b)	6,369	38,724
Vericel Corp (b)	8,018	469,374
Verve Therapeutics Inc (b)	11,715	89,151
Vir Biotechnology Inc (b)	14,644	152,298
Viridian Therapeutics Inc (b)	11,961	231,804
Voyager Therapeutics Inc (b)	7,650	41,693
Werewolf Therapeutics Inc (b)	5,549	7,436
X4 Pharmaceuticals Inc (b)(c)	27,332	19,135
XBiotech Inc (b)	3,222	11,148
Xencor Inc (b)	11,009	201,245
XOMA Royalty Corp (b)	1,323	35,205
Y-mAbs Therapeutics Inc (b)	6,150	36,716
Zenas Biopharma Inc	2,524	20,242
Zentalis Pharmaceuticals Inc (b)	1,192	2,073
Zymeworks Inc (b)	8,890	129,794
		36,981,768
Health Care Equipment & Supplies - 3.1%
Accuray Inc Del (b)	16,204	36,135
Alphatec Holdings Inc (b)	16,993	200,347
AngioDynamics Inc (b)	6,348	72,431
Artivion Inc (b)	6,417	198,670
AtriCure Inc (b)	7,745	308,793
Avanos Medical Inc (b)	7,423	127,824
Axogen Inc (b)	6,938	126,341
Bioventus Inc (b)	6,286	67,134
Ceribell Inc (c)	1,986	45,698
Cerus Corp (b)	29,799	55,724
CONMED Corp	5,061	363,279
CVRx Inc (b)	2,231	35,651
Embecta Corp	9,483	170,030
Fractyl Health Inc (c)	5,510	10,138
Glaukos Corp (b)	7,990	1,249,957
Haemonetics Corp (b)	8,194	565,796
ICU Medical Inc (b)	3,497	574,767
Inari Medical Inc (b)	8,654	689,464
Inmode Ltd (b)	11,805	203,164
Inogen Inc (b)	3,841	44,901
Integer Holdings Corp (b)	5,431	772,397
Integra LifeSciences Holdings Corp (b)	11,067	288,849
iRadimed Corp	1,290	76,381
iRhythm Technologies Inc (b)	5,111	556,332
Lantheus Holdings Inc (b)	11,255	1,041,200
LeMaitre Vascular Inc	3,307	320,548
LivaNova PLC (b)	8,902	444,655
Merit Medical Systems Inc (b)	9,330	1,015,850
Neogen Corp (b)	35,692	409,030
NeuroPace Inc (b)	2,244	30,877
Nevro Corp (b)	6,083	30,841
Novocure Ltd (b)	17,403	426,722
Omnicell Inc (b)	7,471	336,120
OraSure Technologies Inc (b)	11,979	48,156
Orchestra BioMed Holdings Inc (b)	3,951	20,703
Orthofix Medical Inc (b)	5,602	102,685
OrthoPediatrics Corp (b)	2,761	66,264
Paragon 28 Inc (b)	7,760	101,035
PROCEPT BioRobotics Corp (b)	7,286	528,235
Pulmonx Corp (b)	6,273	35,631
Pulse Biosciences Inc (b)	2,964	62,037
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	258	1,726
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	258	1,726
RxSight Inc (b)	5,941	201,222
Sanara Medtech Inc (b)	652	23,687
Semler Scientific Inc (b)	775	40,269
SI-BONE Inc (b)	6,791	113,817
Sight Sciences Inc (b)	5,989	16,769
STAAR Surgical Co (b)	8,112	196,229
Stereotaxis Inc (b)	9,253	22,392
Surmodics Inc (b)	2,226	75,773
Tactile Systems Technology Inc (b)	3,850	67,414
Tandem Diabetes Care Inc (b)	10,747	398,284
TransMedics Group Inc (b)	5,371	362,811
Treace Medical Concepts Inc (b)	8,053	80,933
UFP Technologies Inc (b)	1,188	326,296
Utah Medical Products Inc	506	30,982
Varex Imaging Corp (b)	6,345	87,180
Zimvie Inc (b)	4,475	61,934
Zynex Inc (b)(c)	2,717	21,301
		13,991,537
Health Care Providers & Services - 3.0%
Accolade Inc (b)	12,044	82,983
AdaptHealth Corp (b)	16,621	179,839
Addus HomeCare Corp (b)	2,840	355,454
agilon health Inc (b)	50,569	168,900
AirSculpt Technologies Inc (b)(c)	2,203	10,552
Alignment Healthcare Inc (b)	16,339	251,457
AMN Healthcare Services Inc (b)	6,223	171,257
Ardent Health Partners Inc	1,992	29,880
Astrana Health Inc (b)	7,050	259,934
Aveanna Healthcare Holdings Inc (b)	8,442	38,833
BrightSpring Health Services Inc (b)	8,794	207,538
Brookdale Senior Living Inc (b)	31,378	145,280
Castle Biosciences Inc (b)	4,240	119,865
Community Health Systems Inc (b)	20,546	65,747
Concentra Group Holdings Parent Inc	17,978	419,067
CorVel Corp (b)	4,326	501,167
Cross Country Healthcare Inc (b)	5,340	97,295
DocGo Inc Class A (b)	16,460	80,489
Enhabit Inc (b)	8,185	68,754
Ensign Group Inc/The	9,056	1,264,762
Fulgent Genetics Inc (b)	3,405	56,659
GeneDx Holdings Corp Class A (b)	2,089	156,362
Guardant Health Inc (b)	19,280	905,774
HealthEquity Inc (b)	14,007	1,546,654
Hims & Hers Health Inc Class A (b)	31,013	1,156,165
Infusystem Holdings Inc (b)	3,308	26,762
Innovage Holding Corp (b)	2,944	11,187
Joint Corp/The (b)	1,755	19,393
LifeStance Health Group Inc (b)	22,862	182,210
ModivCare Inc (b)	1,782	7,128
National HealthCare Corp	2,037	209,139
National Research Corp Class A	2,504	41,742
NeoGenomics Inc (b)	20,847	298,112
OPKO Health Inc (b)(c)	53,182	80,837
Option Care Health Inc (b)	28,057	867,522
Owens & Minor Inc (b)	12,341	175,736
PACS Group Inc	6,360	92,411
Patterson Cos Inc	12,903	399,348
Pediatrix Medical Group Inc (b)	14,074	196,755
Pennant Group Inc/The (b)	5,320	140,820
Performant Healthcare Inc (b)	11,360	26,810
Privia Health Group Inc (b)	16,679	381,115
Progyny Inc (b)	13,002	301,256
Quipt Home Medical Corp (United States) (b)	7,121	23,001
RadNet Inc (b)	10,788	706,290
Select Medical Holdings Corp	17,654	347,254
Sonida Senior Living Inc (b)	746	17,225
Surgery Partners Inc (b)	12,598	321,123
Talkspace Inc Class A (b)	19,918	61,746
US Physical Therapy Inc	2,440	216,452
Viemed Healthcare Inc (b)	5,483	44,906
		13,536,947
Health Care Technology - 0.4%
Definitive Healthcare Corp Class A (b)	8,745	42,501
Evolent Health Inc Class A (b)	18,967	198,205
Health Catalyst Inc (b)	10,265	57,792
HealthStream Inc	3,930	128,315
LifeMD Inc (b)	5,995	33,392
OptimizeRx Corp (b)	2,847	15,801
Phreesia Inc (b)	9,055	257,705
Schrodinger Inc/United States (b)	9,111	228,458
Simulations Plus Inc	2,614	89,712
Teladoc Health Inc (b)	28,237	286,889
Waystar Holding Corp (b)	7,017	282,013
		1,620,783
Life Sciences Tools & Services - 0.2%
Adaptive Biotechnologies Corp (b)	18,967	146,994
Akoya Biosciences Inc (b)(c)	4,312	12,591
BioLife Solutions Inc (b)	5,885	160,690
ChromaDex Corp (b)	7,997	45,023
Codexis Inc (b)	13,094	54,864
Conduit Pharmaceuticals Inc Class A (b)	140	347
CryoPort Inc (b)	7,073	53,330
Cytek Biosciences Inc (b)	19,885	102,408
Harvard Bioscience Inc (b)	6,711	11,476
Lifecore Biomedical Inc (b)	3,645	21,651
Maravai LifeSciences Holdings Inc Class A (b)	18,128	89,371
MaxCyte Inc (United States) (b)	17,214	77,635
Mesa Laboratories Inc	842	115,935
Nautilus Biotechnology Inc Class A (b)	8,311	14,212
OmniAb Inc (b)	14,845	47,801
Pacific Biosciences of California Inc (b)(c)	45,118	69,482
Quanterix Corp (b)	5,858	53,835
Quantum-Si Inc Class A (b)	16,321	32,316
Standard BioTools Inc (b)	48,775	75,601
		1,185,562
Pharmaceuticals - 1.7%
Alto Neuroscience Inc	3,635	15,594
Alumis Inc (c)	2,343	17,526
Amneal Intermediate Inc Class A (b)	25,826	213,323
Amphastar Pharmaceuticals Inc (b)	6,313	220,134
ANI Pharmaceuticals Inc (b)	3,018	176,976
Aquestive Therapeutics Inc (b)	12,281	37,089
Arvinas Inc (b)	10,582	186,349
Atea Pharmaceuticals Inc (b)	13,003	39,789
Avadel Pharmaceuticals PLC Class A (b)	15,220	120,238
Axsome Therapeutics Inc (b)	6,027	641,634
BioAge Labs Inc (c)	1,917	8,799
Biote Corp Class A (b)	4,356	22,172
Cassava Sciences Inc (b)(c)	6,536	15,556
Collegium Pharmaceutical Inc (b)	5,254	168,758
Contineum Therapeutics Inc Class A	1,725	16,888
Corcept Therapeutics Inc (b)	13,206	883,746
CorMedix Inc (b)	9,952	102,207
Edgewise Therapeutics Inc (b)	11,872	332,653
Enliven Therapeutics Inc (b)	5,745	125,586
Esperion Therapeutics Inc (b)	31,411	56,226
Evolus Inc (b)	9,077	126,806
EyePoint Pharmaceuticals Inc (b)	10,769	82,383
Fulcrum Therapeutics Inc (b)	10,226	40,495
Harmony Biosciences Holdings Inc (b)	6,251	242,351
Harrow Inc (b)	4,985	153,139
Innoviva Inc (b)	8,893	165,766
Ligand Pharmaceuticals Inc (b)	2,827	329,487
Liquidia Corp (b)	10,417	148,234
Lyra Therapeutics Inc (b)	12,323	2,252
MBX Biosciences Inc (c)	1,852	18,539
Mind Medicine MindMed Inc (b)	13,234	89,859
Nektar Therapeutics (b)	28,796	23,823
Neumora Therapeutics Inc (b)	14,399	27,790
Novartis AG rights (b)(f)	7,778	0
Nuvation Bio Inc Class A (b)	29,833	68,914
Ocular Therapeutix Inc (b)	25,452	195,980
Omeros Corp (b)(c)	9,195	79,261
Pacira BioSciences Inc (b)	7,520	198,002
Phathom Pharmaceuticals Inc (b)	6,453	38,653
Phibro Animal Health Corp Class A	3,334	72,715
Pliant Therapeutics Inc (b)	9,427	101,340
Prestige Consumer Healthcare Inc (b)	8,066	619,227
Rapport Therapeutics Inc (b)	1,504	24,681
Revance Therapeutics Inc (b)	17,186	62,385
scPharmaceuticals Inc (b)	6,447	21,404
Septerna Inc	3,074	51,981
SIGA Technologies Inc	7,699	46,040
Supernus Pharmaceuticals Inc (b)	8,177	313,751
Tarsus Pharmaceuticals Inc (b)	6,018	323,528
Telomir Pharmaceuticals Inc (b)(c)	3,066	14,901
Terns Pharmaceuticals Inc (b)	11,466	51,138
Theravance Biopharma Inc (b)	5,893	55,276
Third Harmonic Bio Inc (b)	3,284	17,274
Trevi Therapeutics Inc (b)	9,924	39,101
Ventyx Biosciences Inc (b)	4,398	8,840
Verrica Pharmaceuticals Inc (b)	4,273	2,767
WaVe Life Sciences Ltd (b)	15,074	174,406
Xeris Biopharma Holdings Inc (b)	23,056	82,079
Zevra Therapeutics Inc (b)	8,779	68,827
		7,584,638
TOTAL HEALTH CARE		74,901,235

Industrials - 17.6%
Aerospace & Defense - 1.5%
AAR Corp (b)	5,698	386,096
AeroVironment Inc (b)	4,588	826,528
AerSale Corp (b)	5,502	37,249
Archer Aviation Inc Class A (b)	38,197	360,962
Astronics Corp (b)	4,777	84,553
Byrna Technologies Inc (b)	2,828	76,469
Cadre Holdings Inc	4,262	164,300
Ducommun Inc (b)	2,194	150,026
Eve Holding Inc Class A (b)(c)	8,246	42,302
Intuitive Machines Inc Class A (b)	4,982	108,010
Kratos Defense & Security Solutions Inc (b)	24,170	806,553
Leonardo DRS Inc (b)	11,987	421,343
Mercury Systems Inc (b)	8,484	353,698
Moog Inc Class A	4,628	840,722
National Presto Industries Inc	852	81,937
Park Aerospace Corp	3,010	43,615
Redwire Corp Class A (b)(c)	3,739	89,437
Rocket Lab USA Inc Class A (b)	56,854	1,651,609
Triumph Group Inc (b)	11,978	224,468
V2X Inc (b)	2,318	120,837
Virgin Galactic Holdings Inc Class A (b)(c)	4,351	20,711
VirTra Inc (b)	1,815	11,561
		6,902,986
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc (b)	8,351	185,559
Forward Air Corp Class A (b)	4,102	132,290
Hub Group Inc Class A	9,777	436,152
Radiant Logistics Inc (b)	5,760	40,435
		794,436
Building Products - 1.4%
American Woodmark Corp (b)	2,550	198,543
Apogee Enterprises Inc	3,580	182,652
AZZ Inc	4,790	410,934
Caesarstone Ltd (b)	3,420	15,047
CSW Industrials Inc	2,732	901,041
Gibraltar Industries Inc (b)	5,001	306,911
Griffon Corp	6,136	464,925
Insteel Industries Inc	3,074	88,193
Janus International Group Inc (b)	23,318	193,306
JELD-WEN Holding Inc (b)	13,874	123,756
Masterbrand Inc (b)	20,715	358,784
Quanex Building Products Corp	7,425	155,925
Resideo Technologies Inc (b)	23,809	536,179
Tecnoglass Inc	3,671	278,996
UFP Industries Inc	9,885	1,143,200
Zurn Elkay Water Solutions Corp	23,465	925,460
		6,283,852
Commercial Services & Supplies - 1.8%
ABM Industries Inc	10,309	550,088
ACCO Brands Corp	15,492	81,488
ACV Auctions Inc Class A (b)	24,178	511,606
Aris Water Solutions Inc Class A	4,359	111,285
Bridger Aerospace Group Holdings Inc (b)(c)	1,650	4,637
BrightView Holdings Inc (b)	9,423	148,506
Brink's Co/The	7,229	674,683
Casella Waste Systems Inc Class A (b)	10,172	1,093,898
CECO Environmental Corp (b)	4,776	135,256
CompX International Inc Class A	243	5,956
CoreCivic Inc (b)	17,781	363,799
Deluxe Corp	7,221	167,455
Driven Brands Holdings Inc (b)	9,812	161,996
Ennis Inc	4,124	85,573
Enviri Corp (b)	12,961	124,166
GEO Group Inc/The (b)	20,782	654,841
Healthcare Services Group Inc (b)	12,033	133,446
HNI Corp	7,746	386,138
Interface Inc	9,362	231,803
LanzaTech Global Inc Class A (b)	18,478	17,404
Liquidity Services Inc (b)	3,500	121,275
Matthews International Corp Class A	4,881	136,619
MillerKnoll Inc	11,506	258,195
Montrose Environmental Group Inc (b)	5,226	108,805
NL Industries Inc	1,399	10,772
OPENLANE Inc (b)	17,428	353,963
Perma-Fix Environmental Services Inc (b)	2,356	24,102
Pitney Bowes Inc	26,455	235,714
Pursuit Attractions and Hospitality Inc (b)	3,325	131,338
Quad/Graphics Inc Class A	4,996	33,573
Quest Resource Holding Corp (b)	2,839	16,608
Steelcase Inc Class A	15,194	174,427
UniFirst Corp/MA	2,458	526,799
Virco Mfg. Corp	1,803	19,653
VSE Corp	2,876	294,359
		8,090,226
Construction & Engineering - 1.6%
Ameresco Inc Class A (b)	5,308	120,120
Arcosa Inc	7,905	800,777
Argan Inc	2,065	282,492
Bowman Consulting Group Ltd (b)	2,236	56,861
Centuri Holdings Inc (c)	2,801	62,406
Concrete Pumping Holdings Inc	3,944	33,366
Construction Partners Inc Class A (b)	7,005	563,202
Dycom Industries Inc (b)	4,644	878,460
Fluor Corp (b)	27,902	1,345,156
Granite Construction Inc	7,174	632,316
Great Lakes Dredge & Dock Corp (b)	10,709	117,692
IES Holdings Inc (b)	1,347	298,064
Limbach Holdings Inc (b)	1,667	154,164
Matrix Service Co (b)	4,334	58,769
MYR Group Inc (b)	2,616	370,347
Northwest Pipe Co (b)	1,594	77,086
Orion Group Holdings Inc (b)	5,869	46,248
Primoris Services Corp	8,704	668,206
Southland Holdings Inc (b)	1,727	5,267
Sterling Infrastructure Inc (b)	4,869	693,443
Tutor Perini Corp (b)	7,014	168,967
		7,433,409
Electrical Equipment - 1.4%
374Water Inc (b)	12,022	6,194
Allient Inc	2,357	59,420
American Superconductor Corp (b)	5,731	150,553
Amprius Technologies Inc (b)	2,833	9,434
Array Technologies Inc (b)	25,084	183,866
Atkore Inc	5,865	477,646
Blink Charging Co (b)(c)	16,263	19,841
Bloom Energy Corp Class A (b)(c)	32,854	774,697
ChargePoint Holdings Inc Class A (b)(c)	65,916	63,424
Energy Vault Holdings Inc Class A (b)	17,251	30,017
EnerSys	6,536	634,450
Enovix Corp Class B (b)(c)	26,934	324,824
Fluence Energy Inc Class A (b)(c)	10,168	132,286
FuelCell Energy Inc (b)(c)	3,221	24,737
GrafTech International Ltd (b)	42,737	64,106
LSI Industries Inc	4,627	97,491
NANO Nuclear Energy Inc (c)	735	28,386
Net Power Inc Class A (b)	3,489	29,971
NEXTracker Inc Class A (b)	23,587	1,189,257
NuScale Power Corp Class A (b)(c)	13,854	330,279
Plug Power Inc (b)(c)	130,713	243,126
Powell Industries Inc	1,529	366,624
Preformed Line Products Co	392	58,972
SES AI Corp Class A (b)	21,671	25,572
Shoals Technologies Group Inc (b)	27,612	131,985
SolarMax Technology Inc (b)(c)	4,757	8,039
Solidion Technology Inc Class A (b)	7,916	3,023
Stem Inc Class A (b)(c)	8,558	5,191
Sunrun Inc (b)	35,806	324,044
Thermon Group Holdings Inc (b)	5,425	150,164
TPI Composites Inc (b)(c)	7,428	12,108
Ultralife Corp (b)	1,603	12,151
Vicor Corp (b)	3,727	190,599
		6,162,477
Ground Transportation - 0.4%
ArcBest Corp	3,854	368,481
Covenant Logistics Group Inc Class A	2,620	72,600
Ftai Infrastructure Inc	16,471	115,626
Heartland Express Inc	7,556	86,441
Hertz Global Holdings Inc (b)	20,232	83,558
Marten Transport Ltd	9,472	145,869
PAMT CORP (b)	935	14,969
Proficient Auto Logistics Inc	2,586	25,446
RXO Inc (b)	26,058	668,389
Universal Logistics Holdings Inc	1,084	47,934
Werner Enterprises Inc	10,110	364,971
		1,994,284
Machinery - 4.0%
3D Systems Corp (b)	21,124	76,046
Alamo Group Inc	1,680	311,741
Albany International Corp Class A	5,110	412,633
Astec Industries Inc	3,762	131,331
Atmus Filtration Technologies Inc	13,648	570,759
Blue Bird Corp (b)	5,251	187,041
Chart Industries Inc (b)	7,024	1,486,208
Columbus McKinnon Corp/NY	4,637	168,880
Commercial Vehicle Group Inc (b)	6,078	12,702
Douglas Dynamics Inc	3,766	97,351
Eastern Co/The	851	22,994
Energy Recovery Inc (b)	9,344	133,993
Enerpac Tool Group Corp Class A	8,854	400,112
Enpro Inc	3,426	636,208
ESCO Technologies Inc	4,215	559,499
Federal Signal Corp	9,815	964,913
Franklin Electric Co Inc	7,379	737,826
Gencor Industries Inc (b)	1,664	25,609
Gorman-Rupp Co/The	3,371	129,379
Graham Corp (b)	1,666	75,670
Greenbrier Cos Inc/The	5,012	332,095
Helios Technologies Inc	5,436	242,500
Hillenbrand Inc	11,528	391,837
Hillman Solutions Corp Class A (b)	32,185	321,850
Hyliion Holdings Corp Class A (b)	22,708	53,364
Hyster-Yale Inc Class A	1,893	101,124
JBT Marel Corp	7,680	1,021,440
Kadant Inc	1,915	714,104
Kennametal Inc	12,805	306,680
L B Foster Co Class A (b)	1,454	40,465
Lindsay Corp	1,773	237,919
Manitowoc Co Inc/The (b)	5,723	57,173
Mayville Engineering Co Inc (b)	2,218	35,155
Miller Industries Inc/TN	1,820	120,065
Mueller Industries Inc	18,259	1,437,896
Mueller Water Products Inc Class A1	25,332	582,636
NN Inc (b)	7,859	23,891
Omega Flex Inc	606	23,852
Park-Ohio Holdings Corp	1,425	35,454
Proto Labs Inc (b)	4,149	173,138
REV Group Inc	8,395	291,307
Shyft Group Inc/The	5,496	66,007
SPX Technologies Inc (b)	7,349	1,091,473
Standex International Corp	1,895	346,217
Taylor Devices Inc (b)	495	16,532
Tennant CO	3,110	265,967
Terex Corp	10,917	524,999
Titan International Inc (b)	8,429	74,428
Trinity Industries Inc	13,366	505,636
Twin Disc Inc	1,857	20,966
Wabash National Corp	7,138	111,353
Watts Water Technologies Inc Class A	4,470	924,307
		17,632,725
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	7,064	102,145
Matson Inc	5,336	756,912
Pangaea Logistics Solutions Ltd	5,233	27,473
		886,530
Passenger Airlines - 0.5%
Allegiant Travel Co	2,544	260,582
Blade Air Mobility Inc (b)	9,509	36,610
Frontier Group Holdings Inc (b)	6,875	57,956
JetBlue Airways Corp (b)	51,104	336,264
Joby Aviation Inc Class A (b)(c)	70,677	583,792
SkyWest Inc (b)	6,458	780,902
Sun Country Airlines Holdings Inc (b)	6,522	110,613
Wheels Up Experience Inc Class A (b)(c)	14,995	23,392
		2,190,111
Professional Services - 2.2%
Alight Inc Class A	68,631	470,122
Asure Software Inc (b)	4,028	47,611
Barrett Business Services Inc	4,118	178,433
BlackSky Technology Inc Class A (b)	4,168	62,478
Cbiz Inc (b)	7,821	671,120
Conduent Inc (b)	25,999	102,956
CRA International Inc	1,072	196,798
CSG Systems International Inc	4,823	283,544
DLH Holdings Corp (b)	1,591	11,933
ExlService Holdings Inc (b)	25,631	1,288,214
Exponent Inc	8,245	755,819
First Advantage Corp (b)	9,758	184,231
FiscalNote Holdings Inc Class A (b)	10,486	13,108
Forrester Research Inc (b)	1,901	28,990
Franklin Covey Co (b)	1,856	70,361
Heidrick & Struggles International Inc	3,273	152,162
HireQuest Inc	891	11,582
Huron Consulting Group Inc (b)	2,852	361,577
IBEX Holdings Ltd (b)	1,354	29,802
ICF International Inc	3,055	356,549
Innodata Inc (b)	4,424	164,042
Insperity Inc	5,881	441,134
Kelly Services Inc Class A	5,250	73,920
Kforce Inc	3,001	167,246
Korn Ferry	8,487	600,286
Legalzoom.com Inc (b)	20,990	188,700
Maximus Inc	9,840	740,854
Mistras Group Inc (b)	3,511	34,829
NV5 Global Inc (b)	9,371	176,550
Planet Labs PBC Class A (b)	35,310	215,391
Resources Connection Inc	5,690	47,796
Spire Global Inc Class A (b)(c)	3,689	63,266
TriNet Group Inc	5,214	486,935
TrueBlue Inc (b)	4,766	38,843
TTEC Holdings Inc	3,501	13,234
Upwork Inc (b)	20,419	321,803
Verra Mobility Corp Class A (b)	26,891	709,653
Willdan Group Inc (b)	2,095	74,048
		9,835,920
Trading Companies & Distributors - 2.4%
Alta Equipment Group Inc Class A	4,409	32,185
Applied Industrial Technologies Inc	6,267	1,629,608
Beacon Roofing Supply Inc (b)	10,125	1,198,193
BlueLinx Holdings Inc (b)	1,343	144,749
Boise Cascade Co	6,369	803,513
Custom Truck One Source Inc Class A (b)	7,939	40,410
Distribution Solutions Group Inc (b)	1,651	53,245
DNOW Inc (b)	17,215	256,159
DXP Enterprises Inc/TX (b)	2,036	206,226
EVI Industries Inc	875	15,172
FTAI Aviation Ltd	16,595	1,668,295
GATX Corp	5,819	962,870
Global Industrial Co	2,294	56,685
GMS Inc (b)	6,448	543,824
H&E Equipment Services Inc	5,275	467,840
Herc Holdings Inc	4,600	938,216
Hudson Technologies Inc (b)	7,269	42,160
Karat Packaging Inc	1,117	34,525
McGrath RentCorp	3,988	489,208
Mrc Global Inc (b)	13,748	201,821
Rush Enterprises Inc Class A	10,547	640,730
Rush Enterprises Inc Class B	711	40,755
Titan Machinery Inc (b)	3,489	65,314
Transcat Inc (b)	1,475	113,605
Willis Lease Finance Corp	465	90,173
Xometry Inc Class A (b)	6,937	230,378
		10,965,859
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	1,855	19,903
TOTAL INDUSTRIALS		79,192,718

Information Technology - 13.0%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (b)	12,877	133,534
Applied Optoelectronics Inc (b)(c)	6,657	185,863
Aviat Networks Inc (b)	1,987	37,852
Calix Inc (b)	9,739	386,444
Clearfield Inc (b)	1,998	72,907
CommScope Holding Co Inc (b)	35,118	177,346
Digi International Inc (b)	5,844	182,625
Extreme Networks Inc (b)	21,055	332,880
Harmonic Inc (b)	18,093	204,089
Infinera Corp (b)(c)	32,834	217,361
Netgear Inc (b)	4,561	126,112
NetScout Systems Inc (b)	11,269	268,653
Ribbon Communications Inc (b)	14,978	61,410
Viasat Inc (b)	20,261	194,911
Viavi Solutions Inc (b)	35,977	433,163
		3,015,150
Electronic Equipment, Instruments & Components - 2.6%
908 Devices Inc (b)	4,264	10,659
Advanced Energy Industries Inc	6,112	703,369
Aeva Technologies Inc (b)	3,932	16,671
Arlo Technologies Inc (b)	15,987	187,208
Badger Meter Inc	4,797	1,026,126
Bel Fuse Inc Class A	305	25,196
Bel Fuse Inc Class B	1,671	135,518
Belden Inc	6,615	770,449
Benchmark Electronics Inc	5,826	248,537
Climb Global Solutions Inc	685	86,810
CTS Corp	4,906	250,648
Daktronics Inc (b)	6,555	107,568
ePlus Inc (b)	4,300	343,570
Evolv Technologies Holdings Inc Class A (b)	21,815	87,478
FARO Technologies Inc (b)	3,183	100,965
Insight Enterprises Inc (b)	4,450	768,738
Itron Inc (b)	7,381	792,424
Kimball Electronics Inc (b)	4,023	73,138
Knowles Corp (b)	14,190	268,617
Lightwave Logic Inc (b)(c)	19,745	35,541
Methode Electronics Inc	5,847	66,188
MicroVision Inc (b)(c)	34,915	55,515
Mirion Technologies Inc Class A (b)	33,770	534,917
Napco Security Technologies Inc	5,754	211,172
nLight Inc (b)	7,677	85,752
Novanta Inc (b)	5,863	877,457
OSI Systems Inc (b)	2,594	509,565
Ouster Inc Class A (b)	7,651	76,204
PAR Technology Corp (b)	5,494	398,809
PC Connection Inc	1,876	139,237
Plexus Corp (b)	4,373	619,698
Powerfleet Inc NJ (b)	15,493	91,564
Richardson Electronics Ltd/United States	1,965	25,938
Rogers Corp (b)	3,076	286,222
Sanmina Corp (b)	8,762	733,642
ScanSource Inc (b)	3,900	163,215
SmartRent Inc Class A (b)	31,304	46,017
TTM Technologies Inc (b)	16,458	404,702
Vishay Intertechnology Inc	20,785	351,890
Vishay Precision Group Inc (b)	2,042	47,579
		11,764,513
IT Services - 0.5%
Applied Digital Corp (b)(c)	31,391	223,504
ASGN Inc (b)	7,084	624,880
Backblaze Inc Class A (b)	6,609	39,984
BigBear.ai Holdings Inc (b)(c)	17,170	72,801
BigCommerce Holdings Inc (b)	5,117	31,163
Couchbase Inc (b)	6,585	116,818
DigitalOcean Holdings Inc (b)	10,760	446,325
Fastly Inc Class A (b)	21,452	224,602
Grid Dynamics Holdings Inc (b)	9,426	212,933
Hackett Group Inc/The	4,198	129,634
Information Services Group Inc	6,568	20,097
Rackspace Technology Inc (b)	11,212	29,488
Tucows Inc Class A (b)	1,354	20,649
Unisys Corp (b)	10,994	73,220
		2,266,098
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research Inc Class A (b)	8,338	171,346
Aehr Test Systems (b)(c)	4,724	53,523
Alpha & Omega Semiconductor Ltd (b)	3,897	149,723
Ambarella Inc (b)	6,190	474,897
Axcelis Technologies Inc (b)	5,328	362,304
CEVA Inc (b)	3,803	122,495
Cohu Inc (b)	7,554	173,062
Credo Technology Group Holding Ltd (b)	22,884	1,602,338
Diodes Inc (b)	7,455	439,696
Everspin Technologies Inc (b)	3,153	19,296
FormFactor Inc (b)	12,637	506,112
GCT Semiconductor Holding Inc Class A (b)(c)	1,170	2,527
Ichor Holdings Ltd (b)	5,377	147,652
Impinj Inc (b)	3,748	475,584
MaxLinear Inc Class A (b)	13,055	233,162
Navitas Semiconductor Corp Class A (b)(c)	20,948	63,472
NVE Corp	774	55,465
PDF Solutions Inc (b)	5,042	140,470
Penguin Solutions Inc (b)	8,482	172,015
Photronics Inc (b)	10,040	230,820
Power Integrations Inc	9,249	576,398
QuickLogic Corp (b)	2,221	18,234
Rambus Inc (b)	17,445	1,074,961
Rigetti Computing Inc Class A (b)(c)	25,766	339,338
Semtech Corp (b)	11,865	794,480
Silicon Laboratories Inc (b)	5,236	709,949
SiTime Corp (b)	3,034	619,543
SkyWater Technology Inc (b)	4,424	45,700
Synaptics Inc (b)	6,469	549,218
Ultra Clean Holdings Inc (b)	7,202	265,538
Veeco Instruments Inc (b)	9,045	229,562
		10,818,880
Software - 6.4%
8x8 Inc (b)	20,913	58,556
A10 Networks Inc	11,620	227,868
ACI Worldwide Inc (b)	17,230	922,667
Adeia Inc	17,804	228,781
Agilysys Inc (b)	3,688	332,731
Airship AI Holdings Inc Class A (b)(c)	1,345	6,012
Alarm.com Holdings Inc (b)	7,752	470,314
Alkami Technology Inc (b)	8,708	302,951
Altair Engineering Inc Class A (b)	8,877	979,577
Amplitude Inc Class A (b)	12,783	155,697
Appian Corp Class A (b)	6,579	230,857
Arteris Inc (b)	4,580	48,640
Asana Inc Class A (b)	13,350	284,889
AudioEye Inc (b)	1,164	22,046
Aurora Innovation Inc Class A (b)	156,920	1,067,056
AvePoint Inc Class A (b)	21,020	394,756
Bit Digital Inc (b)	19,954	62,855
Blackbaud Inc (b)	6,627	511,273
BlackLine Inc (b)	9,437	602,552
Blend Labs Inc Class A (b)	38,923	149,854
Box Inc Class A (b)	23,024	768,771
Braze Inc Class A (b)	10,802	496,676
C3.ai Inc Class A (b)	18,107	567,654
Cerence Inc (b)	6,768	84,329
Cipher Mining Inc (b)	33,185	190,150
Cleanspark Inc (b)(c)	40,717	425,085
Clear Secure Inc Class A	14,402	340,895
Clearwater Analytics Holdings Inc Class A (b)	29,248	823,624
Commvault Systems Inc (b)	7,133	1,136,003
Consensus Cloud Solutions Inc (b)	2,948	83,487
Core Scientific Inc	29,147	357,634
CS Disco Inc (b)	5,068	25,543
Daily Journal Corp (b)	230	94,323
Digimarc Corp (b)(c)	2,499	91,638
Digital Turbine Inc (b)	7,127	18,673
Domo Inc Class B (b)	5,618	47,584
E2open Parent Holdings Inc Class A (b)	33,660	88,526
eGain Corp (b)	2,937	17,916
Enfusion Inc Class A (b)	8,255	92,126
EverCommerce Inc (b)	3,330	33,766
Freshworks Inc Class A (b)	33,871	630,001
Intapp Inc (b)	8,718	621,506
InterDigital Inc	4,137	756,988
Jamf Holding Corp (b)	13,453	203,275
Kaltura Inc (b)	15,812	39,846
Life360 Inc (b)	1,688	77,175
LiveRamp Holdings Inc (b)	10,823	367,982
Logility Supply Chain Solutions Inc Class A	5,360	75,683
MARA Holdings Inc (b)(c)	46,558	853,874
Matterport Inc Class A (b)	43,336	225,781
Meridianlink Inc (b)	5,384	103,642
Mitek Systems Inc (b)	7,581	77,326
N-able Inc/US (b)	11,719	113,557
NCR Voyix Corp (b)	23,773	292,170
NextNav Inc Class A (b)	12,673	157,525
Olo Inc Class A (b)	17,261	127,386
ON24 Inc (b)	4,455	30,695
OneSpan Inc	6,229	119,846
Ooma Inc (b)	4,230	60,785
Pagaya Technologies Ltd Class A (b)	5,884	54,604
PagerDuty Inc (b)	14,710	272,429
Porch Group Inc (b)	12,827	57,080
Prairie Operating Co (b)(c)	813	7,073
Progress Software Corp	6,952	398,558
PROS Holdings Inc (b)	7,522	177,670
Q2 Holdings Inc (b)	9,607	914,298
Qualys Inc (b)	6,074	846,776
Rapid7 Inc (b)	10,139	390,554
Red Violet Inc	1,813	65,993
Rekor Systems Inc (b)(c)	12,352	25,075
ReposiTrak Inc (c)	1,883	39,788
Rimini Street Inc (b)	8,803	25,353
Riot Platforms Inc (b)(c)	46,665	554,380
Roadzen Inc (b)	5,986	8,620
SEMrush Holdings Inc Class A (b)	6,086	106,140
Silvaco Group Inc (b)	1,142	9,878
SolarWinds Corp	8,840	131,539
SoundHound AI Inc Class A (b)(c)	50,416	713,386
SoundThinking Inc (b)	1,662	22,188
Sprinklr Inc Class A (b)	19,254	171,553
Sprout Social Inc Class A (b)	8,222	268,613
SPS Commerce Inc (b)	6,159	1,137,445
Telos Corp (b)	8,865	27,570
Tenable Holdings Inc (b)	19,278	830,689
Terawulf Inc (b)(c)	43,813	208,988
Varonis Systems Inc (b)	18,027	817,705
Verint Systems Inc (b)	10,047	254,993
Vertex Inc Class A (b)	8,858	511,550
Viant Technology Inc Class A (b)	2,524	55,856
Weave Communications Inc (b)	6,531	106,586
Workiva Inc Class A (b)	8,258	811,101
Xperi Inc (b)	7,619	68,723
Yext Inc (b)	17,523	115,301
Zeta Global Holdings Corp Class A (b)	29,236	536,481
Zuora Inc Class A (b)	22,803	227,574
		28,751,488
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure Inc Class A	3,954	63,027
Corsair Gaming Inc (b)	7,409	67,866
CPI Card Group Inc (b)	775	22,297
Diebold Nixdorf Inc (b)	4,136	179,047
Eastman Kodak Co (b)	9,835	72,681
Immersion Corp	5,061	42,361
IonQ Inc (b)(c)	32,858	1,297,562
Turtle Beach Corp (b)	2,676	47,499
Xerox Holdings Corp	19,163	163,652
		1,955,992
TOTAL INFORMATION TECHNOLOGY		58,572,121

Materials - 3.7%
Chemicals - 1.6%
AdvanSix Inc	4,192	131,126
American Vanguard Corp	4,173	25,789
Arq Inc (b)	4,531	28,273
ASP Isotopes Inc (b)(c)	8,586	49,370
Aspen Aerogels Inc (b)	10,155	118,712
Avient Corp	14,766	633,461
Balchem Corp	5,271	843,149
Cabot Corp	8,762	757,650
Core Molding Technologies Inc (b)	1,284	18,965
Danimer Scientific Inc warrants 7/15/2025 (b)	3,923	74
Ecovyst Inc (b)	18,978	147,269
Hawkins Inc	3,158	337,622
HB Fuller Co	8,934	564,003
Ingevity Corp (b)	5,962	270,377
Innospec Inc	4,067	460,994
Intrepid Potash Inc (b)	1,786	46,954
Koppers Holdings Inc	3,250	96,720
Kronos Worldwide Inc (c)	3,545	33,997
LSB Industries Inc (b)	8,895	75,074
Mativ Holdings Inc	8,910	85,091
Minerals Technologies Inc	5,155	395,337
Northern Technologies International Corp	1,294	15,320
Perimeter Solutions Inc	21,841	273,013
PureCycle Technologies Inc (b)(c)	20,157	187,662
Quaker Chemical Corp	2,270	320,479
Rayonier Advanced Materials Inc (b)	10,482	83,856
Sensient Technologies Corp	6,871	518,829
Stepan Co	3,497	221,675
Tronox Holdings PLC	19,491	200,173
Valhi Inc	403	8,410
		6,949,424
Construction Materials - 0.5%
Knife River Corp (b)	9,266	959,772
Smith-Midland Corp (b)	747	29,902
Summit Materials Inc Class A (b)	19,752	1,033,228
United States Lime & Minerals Inc	1,704	188,428
		2,211,330
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	24,413	67,624
Greif Inc Class A	4,079	249,716
Greif Inc Class B	800	50,696
Myers Industries Inc	6,219	74,877
O-I Glass Inc (b)	25,279	301,831
Pactiv Evergreen Inc	6,613	117,315
Ranpak Holdings Corp Class A (b)	6,893	50,457
TriMas Corp	6,641	161,376
		1,073,892
Metals & Mining - 1.3%
Alpha Metallurgical Resources Inc (b)	1,798	329,340
Carpenter Technology Corp	7,770	1,500,077
Century Aluminum Co (b)	8,628	157,720
Coeur Mining Inc (b)	64,594	426,320
Commercial Metals Co	18,590	901,429
Compass Minerals International Inc	5,706	66,532
Constellium SE (b)	21,145	209,970
Contango ORE Inc (b)	1,727	17,909
Dakota Gold Corp (b)	11,951	26,531
Hecla Mining Co	96,133	546,035
Ivanhoe Electric Inc / US (b)	13,732	81,293
Kaiser Aluminum Corp	2,614	182,980
Materion Corp	3,358	339,158
Metallus Inc (b)	7,016	104,819
Olympic Steel Inc	1,641	56,565
Perpetua Resources Corp (United States) (b)	6,335	74,753
Piedmont Lithium Inc (b)(c)	3,027	24,973
Radius Recycling Inc Class A	4,367	52,448
Ramaco Resources Inc Class A	4,178	39,566
Ramaco Resources Inc Class B (c)	1,277	11,250
Ryerson Holding Corp	4,413	98,675
SunCoke Energy Inc	13,732	128,943
Tredegar Corp (b)	4,175	32,774
Warrior Met Coal Inc	8,481	447,542
Worthington Steel Inc	5,310	154,256
		6,011,858
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	2,682	86,226
Sylvamo Corp	5,676	454,648
		540,874
TOTAL MATERIALS		16,787,378

Real Estate - 5.9%
Diversified REITs - 0.6%
Alexander & Baldwin Inc	12,178	217,377
Alpine Income Property Trust Inc	2,293	38,660
American Assets Trust Inc	7,969	193,487
Armada Hoffler Properties Inc Class A	13,384	130,896
Broadstone Net Lease Inc Class A	31,364	493,669
CTO Realty Growth Inc	4,945	97,070
Empire State Realty Trust Inc Class A	22,512	215,215
Essential Properties Realty Trust Inc	28,835	925,604
Gladstone Commercial Corp	7,070	114,605
Global Net Lease Inc	33,886	243,640
NexPoint Diversified Real Estate Trust	5,877	32,500
One Liberty Properties Inc	2,747	70,515
		2,773,238
Health Care REITs - 0.7%
American Healthcare REIT Inc	24,924	705,100
CareTrust REIT Inc	30,534	809,152
Community Healthcare Trust Inc	4,618	91,575
Diversified Healthcare Trust	36,217	89,818
Global Medical REIT Inc	10,815	84,790
LTC Properties Inc	7,465	256,796
National Health Investors Inc	6,910	470,640
Sabra Health Care REIT Inc	38,999	651,673
Strawberry Fields REIT Ltd	1,047	11,726
Universal Health Realty Income Trust	2,234	87,215
		3,258,485
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	37,586	580,328
Braemar Hotels & Resorts Inc	11,223	28,618
Chatham Lodging Trust	7,958	69,553
DiamondRock Hospitality Co	34,143	299,776
Pebblebrook Hotel Trust	19,605	257,414
RLJ Lodging Trust	25,343	247,094
Ryman Hospitality Properties Inc	9,614	1,007,932
Service Properties Trust	28,625	81,581
Summit Hotel Properties Inc	17,528	117,613
Sunstone Hotel Investors Inc	33,519	379,770
Xenia Hotels & Resorts Inc	16,809	251,463
		3,321,142
Industrial REITs - 0.4%
Industrial Logistics Properties Trust	11,120	44,146
LXP Industrial Trust	48,188	400,924
Plymouth Industrial REIT Inc	6,878	115,550
Terreno Realty Corp	15,685	1,026,113
		1,586,733
Office REITs - 0.7%
Brandywine Realty Trust	28,353	155,658
City Office Reit Inc	6,641	35,263
COPT Defense Properties	18,500	544,640
Douglas Emmett Inc	26,494	486,430
Easterly Government Properties Inc	16,600	188,576
Franklin Street Properties Corp	16,464	29,799
Hudson Pacific Properties Inc	23,558	73,737
JBG SMITH Properties	13,482	209,106
NET Lease Office Properties	2,406	76,800
Orion Office REIT Inc	9,988	40,451
Paramount Group Inc	30,176	147,561
Peakstone Realty Trust	6,181	66,446
Piedmont Office Realty Trust Inc Class A1	20,539	179,511
Postal Realty Trust Inc Class A	4,042	53,193
SL Green Realty Corp (c)	11,547	778,152
		3,065,323
Real Estate Management & Development - 0.6%
American Realty Investors Inc (b)	239	3,359
Anywhere Real Estate Inc (b)	16,014	57,811
Compass Inc Class A (b)	59,645	432,426
Cushman & Wakefield PLC (b)	37,457	516,532
eXp World Holdings Inc (c)	13,489	153,505
Forestar Group Inc (b)	3,103	74,038
FRP Holdings Inc (b)	2,088	63,768
Kennedy-Wilson Holdings Inc	18,655	168,828
Marcus & Millichap Inc	3,867	147,565
Maui Land & Pineapple Co Inc (b)	1,218	24,518
Newmark Group Inc Class A	21,546	304,445
Offerpad Solutions Inc Class A (b)	1,759	4,115
Opendoor Technologies Inc Class A (b)(c)	103,698	143,103
RE/MAX Holdings Inc Class A (b)	2,970	29,641
Redfin Corp (b)	19,656	157,248
RMR Group Inc/The Class A	2,661	49,681
St Joe Co/The	5,897	283,646
Star Holdings (b)	2,186	19,434
Stratus Properties Inc (b)	939	18,113
Tejon Ranch Co (b)	3,326	53,948
Transcontinental Realty Investors Inc (b)	246	6,357
		2,712,081
Residential REITs - 0.4%
Apartment Investment and Management Co Class A	22,736	205,533
BRT Apartments Corp	1,894	32,463
Centerspace	2,743	166,637
Clipper Realty Inc	2,549	10,400
Elme Communities	14,658	223,681
Independence Realty Trust Inc	37,117	713,019
NexPoint Residential Trust Inc	3,705	146,273
UMH Properties Inc	11,983	215,574
Veris Residential Inc	12,883	205,355
		1,918,935
Retail REITs - 1.4%
Acadia Realty Trust	19,333	445,432
Alexander's Inc	372	70,661
CBL & Associates Properties Inc	3,664	112,155
Curbline Properties Corp	15,544	380,362
FrontView REIT Inc	2,371	40,876
Getty Realty Corp	8,402	260,546
InvenTrust Properties Corp	12,743	378,977
Kite Realty Group Trust	35,691	826,248
Macerich Co/The	38,772	805,682
NETSTREIT Corp	13,072	189,283
Phillips Edison & Co Inc	20,186	733,357
Retail Opportunity Investments Corp	20,350	355,515
Saul Centers Inc	1,789	65,334
SITE Centers Corp	8,006	119,930
Tanger Inc	17,454	572,840
Urban Edge Properties	20,801	423,092
Whitestone REIT	8,243	110,456
		5,890,746
Specialized REITs - 0.4%
Farmland Partners Inc	7,271	84,853
Four Corners Property Trust Inc	15,979	438,304
Gladstone Land Corp	5,852	63,552
Outfront Media Inc	23,883	439,447
PotlatchDeltic Corp	13,085	585,292
Safehold Inc	8,690	140,865
Uniti Group Inc	39,893	217,417
		1,969,730
TOTAL REAL ESTATE		26,496,413

Utilities - 2.5%
Electric Utilities - 0.7%
ALLETE Inc	9,416	617,878
Genie Energy Ltd Class B	2,070	29,663
Hawaiian Electric Industries Inc (b)	27,116	247,840
MGE Energy Inc	5,952	534,787
Otter Tail Corp	6,774	521,869
Portland General Electric Co	17,063	701,972
TXNM Energy Inc	14,693	710,407
		3,364,416
Gas Utilities - 0.9%
Chesapeake Utilities Corp	3,607	440,956
New Jersey Resources Corp	16,057	769,934
Northwest Natural Holding Co	6,353	253,612
ONE Gas Inc	9,207	650,382
RGC Resources Inc	1,361	28,948
Southwest Gas Holdings Inc	9,961	743,887
Spire Inc	9,318	661,205
		3,548,924
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power Inc Class A (b)	12,418	50,045
Montauk Renewables Inc (b)	10,789	45,098
Ormat Technologies Inc	9,443	605,768
Sunnova Energy International Inc (b)	18,057	46,406
		747,317
Multi-Utilities - 0.4%
Avista Corp	12,904	472,544
Black Hills Corp	11,458	672,929
NorthWestern Corp	10,117	545,408
Unitil Corp	2,618	140,246
		1,831,127
Water Utilities - 0.3%
American States Water Co	6,094	454,003
Cadiz Inc (b)	6,807	33,627
California Water Service Group	9,759	441,985
Consolidated Water Co Ltd	2,426	63,513
Global Water Resources Inc	1,872	21,527
Middlesex Water Co	2,943	149,034
Pure Cycle Corp (b)	3,280	38,540
SJW Group	5,505	276,516
York Water Co/The	2,323	71,850
		1,550,595
TOTAL UTILITIES		11,042,379

TOTAL UNITED STATES		434,966,797
TOTAL COMMON STOCKS (Cost $368,753,531)		448,334,353

U.S. Treasury Obligations - 0.0%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $147,654)	4.46	148,000	147,702

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	1,663,387	1,663,719
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	15,524,008	15,525,561
TOTAL MONEY MARKET FUNDS (Cost $17,189,280)			17,189,280

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $386,090,465)	465,671,335
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(15,140,476)
NET ASSETS - 100.0%	450,530,859

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	19	Mar 2025	2,180,630	29,196	29,196

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $2,318 and all restrictions are set to expire on or before April 14, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $295,948 or 0.1% of net assets.

(f)	Level 3 security
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $147,702.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,546,359	59,992,815	60,875,399	98,346	(56)	-	1,663,719	1,663,387	0.0%
Fidelity Securities Lending Cash Central Fund	11,840,341	74,345,788	70,660,568	289,712	-	-	15,525,561	15,524,008	0.1%
Total	14,386,700	134,338,603	131,535,967	388,058	(56)	-	17,189,280	17,187,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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